UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04681

Name of Registrant:	Vanguard Bond Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025—December 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Ultra-Short Bond ETF ETF Shares - VUSB

Vanguard Ultra-Short Bond ETF

ETF Shares (VUSB) Cboe BZX Exchange, Inc.

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Ultra-Short Bond ETF (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$10	0.10%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund outperformed its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  Amid central bank easing, the yield of the 1-year U.S. Treasury bill fell from 4.16% at the start of 2025 to 3.48% at the end.

  Unlike its benchmark, which consists of the most recently issued U.S. Treasury note, the Fund invests in a diversified portfolio of primarily high-quality securities in the credit sector, including investment-grade corporates and asset-backed securities.

  The additional yield above Treasuries from exposure to high-quality credit drove the Fund’s outperformance.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: April 5, 2021, Through December 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	Bloomberg U.S. Treasury Bellwethers: 1 Year Index	Bloomberg U.S. Aggregate Bond Index
4/5/21	$10,000	$10,000	$10,000
6/30/21	$10,021	$10,002	$10,162
9/30/21	$10,033	$10,005	$10,167
12/31/21	$10,012	$9,996	$10,168
3/31/22	$9,910	$9,931	$9,565
6/30/22	$9,894	$9,912	$9,116
9/30/22	$9,881	$9,909	$8,683
12/31/22	$9,969	$9,984	$8,846
3/31/23	$10,094	$10,117	$9,108
6/30/23	$10,176	$10,162	$9,031
9/30/23	$10,302	$10,294	$8,739
12/31/23	$10,524	$10,499	$9,335
3/31/24	$10,643	$10,589	$9,262
6/30/24	$10,780	$10,708	$9,268
9/30/24	$11,016	$10,925	$9,750
12/31/24	$11,120	$11,027	$9,451
3/31/25	$11,268	$11,146	$9,714
6/30/25	$11,411	$11,254	$9,831
9/30/25	$11,567	$11,386	$10,031
12/31/25	$11,701	$11,502	$10,141

Average Annual Total Returns

	1 Year	Since Inception 4/5/21
ETF Shares Net Asset Value	5.22%	3.37%
ETF Shares Market Price	5.20%	3.38%
Bloomberg U.S. Treasury Bellwethers: 1 Year Index	4.31%	3.00%
Bloomberg U.S. Aggregate Bond Index	7.30%	0.30%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$6,752
Number of Portfolio Holdings	1,211
Portfolio Turnover Rate	65%
Total Investment Advisory Fees (in thousands)	$1,032

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Asset-Backed/Commercial Mortgage-Backed Securities	26.5%
Corporate Bonds	62.8%
Sovereign Bonds	2.3%
U.S. Government and Agency Obligations	2.8%
Other Assets and Liabilities—NetFootnote Reference	5.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR931

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended December 31, 2025	Fiscal Year Ended December 31, 2024
(a) Audit Fees.	$421,000	$427,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$421,000	$427,000

(e)            (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)           Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended December 31, 2025	Fiscal Year Ended December 31, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,947,067	$3,802,420
Tax Fees.	$1,575,446	$2,062,604
All Other Fees.	$25,000	$293,000
Total.	$5,547,513	$6,158,024

(h)           For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended December 31, 2025
Vanguard Ultra-Short Bond ETF

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	31
Tax information	32

Ultra-Short Bond ETF
Financial Statements
Schedule of Investments
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (2.8%)
U.S. Government Securities (2.8%)
	United States Treasury Note/Bond	2.625%	5/31/2027	21,564	21,305
	United States Treasury Note/Bond	4.375%	7/15/2027	35,000	35,465
[1]	United States Treasury Note/Bond	0.375%	7/31/2027	66,266	63,123
	United States Treasury Note/Bond	3.875%	7/31/2027	29,718	29,892
	United States Treasury Note/Bond	3.500%	9/30/2027	10,000	10,003
[2,3]	United States Treasury Note/Bond	4.125%	9/30/2027	28,500	28,806
Total U.S. Government and Agency Obligations (Cost $188,471)					188,594
Asset-Backed/Commercial Mortgage-Backed Securities (26.5%)
[4,5]	Affirm Asset Securitization Trust Class A Series 2025-X2	4.450%	10/15/2030	3,797	3,801
[4,5]	Affirm Asset Securitization Trust Class B Series 2025-X2	4.560%	10/15/2030	980	982
[4,5]	Affirm Asset Securitization Trust Class C Series 2025-X2	4.930%	10/15/2030	780	781
[4,5]	Alloya Auto Receivables Trust Class A3 Series 2025-1A	4.690%	12/26/2028	2,170	2,175
[4,5]	Alloya Auto Receivables Trust Class A4 Series 2025-1A	4.710%	1/25/2030	810	814
[5]	Ally Auto Receivables Trust Class A3 Series 2023-1	5.460%	5/15/2028	1,084	1,092
[5]	Ally Auto Receivables Trust Class A3 Series 2024-1	5.080%	12/15/2028	4,690	4,722
[5]	Ally Auto Receivables Trust Class A3 Series 2024-2	4.140%	7/16/2029	4,056	4,063
[4,5]	Ally Auto Receivables Trust Class B Series 2023-A	6.010%	1/17/2034	134	134
[4,5]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.681%	5/17/2032	479	488
[4,5]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.970%	9/15/2032	1,046	1,056
[4,5]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2025-A	4.452%	6/15/2033	4,708	4,731
[4,5]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2025-B	4.305%	9/15/2033	5,710	5,724
[4,5]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-A	5.827%	5/17/2032	659	671
[4,5]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-B	5.117%	9/15/2032	744	751
[4,5]	Ally Bank Auto Credit-Linked Notes Class B Series 2025-A	4.648%	6/15/2033	1,594	1,602
[4,5]	Ally Bank Auto Credit-Linked Notes Class B Series 2025-B	4.501%	9/15/2033	2,836	2,847
[4,5]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-A	6.022%	5/17/2032	1,480	1,506
[4,5]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-B	5.215%	9/15/2032	1,575	1,589
[4,5]	Ally Bank Auto Credit-Linked Notes Class C Series 2025-A	4.844%	6/15/2033	2,258	2,270
[4,5]	Ally Bank Auto Credit-Linked Notes Class C Series 2025-B	4.697%	9/15/2033	2,892	2,909
[4,5]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-A	6.315%	5/17/2032	176	179
[4,5]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-B	5.410%	9/15/2032	389	392
[4,5]	Ally Bank Auto Credit-Linked Notes Class D Series 2025-A	4.991%	6/15/2033	1,055	1,060
[4,5]	Ally Bank Auto Credit-Linked Notes Class D Series 2025-B	4.942%	9/15/2033	1,088	1,090
[4,5]	American Heritage Auto Receivables Issuer Trust Class A3 Series 2025-1A	4.400%	11/15/2030	6,800	6,832
[4,5]	American Heritage Auto Receivables Trust Class A2 Series 2024-1A	4.830%	3/15/2028	2,897	2,904
[4,5]	American Heritage Auto Receivables Trust Class A3 Series 2024-1A	4.900%	9/17/2029	9,500	9,597
[5]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/2027	1,475	1,480
[5]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-2	5.810%	5/18/2028	2,858	2,877
[5]	AmeriCredit Automobile Receivables Trust Class A3 Series 2024-1	5.430%	1/18/2029	8,572	8,637
[4,5]	AmeriCredit Automobile Receivables Trust Class A3 Series 2025-1	4.120%	5/20/2030	13,400	13,439
[4,5]	AmeriCredit Automobile Receivables Trust Class B Series 2025-1	4.210%	10/18/2030	2,750	2,759
[4,5]	ARI Fleet Lease Trust Class A2 Series 2023-A	5.410%	2/17/2032	74	74
[4,5]	ARI Fleet Lease Trust Class A2 Series 2023-B	6.050%	7/15/2032	1,598	1,610
[4,5]	ARI Fleet Lease Trust Class A2 Series 2024-A	5.300%	11/15/2032	1,255	1,262
[4,5]	ARI Fleet Lease Trust Class A2 Series 2024-B	5.540%	4/15/2033	1,098	1,106
[4,5]	ARI Fleet Lease Trust Class A2 Series 2025-A	4.380%	1/17/2034	2,452	2,460
[4,5]	ARI Fleet Lease Trust Class A2 Series 2025-B	4.590%	3/15/2034	4,300	4,331
[4,5]	AutoNation Finance Trust Class A3 Series 2025-1A	4.620%	11/13/2029	4,870	4,915
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2020-2A	2.020%	2/20/2027	930	928
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2022-4A	4.770%	2/20/2029	3,590	3,629
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2022-5A	6.240%	4/20/2027	100	100
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/2027	480	484
[4,5,6]	Balboa Bay Loan Funding Ltd. Class 2A Series 2023-2, TSFR3M + 1.150%	5.034%	10/20/2036	1,120	1,119
[4,5]	Bank of America Auto Trust Class A3 Series 2023-1A	5.530%	2/15/2028	2,398	2,415
[4,5]	Bank of America Auto Trust Class A3 Series 2023-2A	5.740%	6/15/2028	3,389	3,421
[4,5,6]	Barings CLO Ltd. Class A1 Series 2025-7A, TSFR3M + 1.140%	4.868%	1/15/2038	1,630	1,628
[4,5,6]	Basswood Park CLO Ltd. Class AR Series 2021-1A, TSFR3M + 1.030%	4.914%	4/20/2034	950	949
[4,5,6]	Basswood Park CLO Ltd. Class BR Series 2021-1A, TSFR3M + 1.500%	5.384%	4/20/2034	1,270	1,273

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Bayview Opportunity Master Fund VII Trust Class B Series 2024-SN1	5.670%	8/15/2028	1,350	1,360
[5]	Benchmark Mortgage Trust Class AAB Series 2019-B15	2.859%	12/15/2072	1,612	1,578
[5]	BMW Vehicle Lease Trust Class A3 Series 2024-1	4.980%	3/25/2027	6,116	6,131
[5]	BMW Vehicle Lease Trust Class A3 Series 2025-1	4.430%	6/26/2028	8,100	8,170
[5]	BMW Vehicle Lease Trust Class A4 Series 2024-2	4.210%	2/25/2028	5,200	5,221
[5]	BMW Vehicle Lease Trust Class A4 Series 2025-1	4.490%	10/25/2028	7,210	7,290
[4,5]	BofA Auto Trust Class A3 Series 2024-1A	5.350%	11/15/2028	2,923	2,952
[5]	Bridgecrest Lending Auto Securitization Trust Class A3 Series 2025-3	4.660%	1/15/2029	5,860	5,885
[5]	Bridgecrest Lending Auto Securitization Trust Class A3 Series 2025-4	4.240%	10/15/2029	16,700	16,751
[5]	Bridgecrest Lending Auto Securitization Trust Class B Series 2025-4	4.300%	8/15/2031	2,160	2,159
[5]	Bridgecrest Lending Auto Securitization Trust Class C Series 2025-3	4.810%	5/15/2031	2,160	2,174
[5]	Bridgecrest Lending Auto Securitization Trust Class C Series 2025-4	4.800%	8/15/2031	1,540	1,548
[5]	Capital One Prime Auto Receivables Trust Class A4 Series 2024-1	4.660%	1/15/2030	1,170	1,189
[4,5,6]	Capital Street Master Trust Class A Series 2024-1, SOFR30A + 1.350%	5.324%	10/16/2028	1,160	1,160
[4,5,6]	Capital Street Master Trust Class A Series 2025-1, SOFR30A + 1.100%	5.074%	8/16/2029	6,190	6,177
[5]	CarMax Auto Owner Trust Class A2A Series 2024-4	4.670%	12/15/2027	2,804	2,809
[5]	CarMax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/2028	2,915	2,929
[5]	CarMax Auto Owner Trust Class A3 Series 2025-3	4.350%	7/15/2030	7,410	7,474
[5]	CarMax Auto Owner Trust Class B Series 2023-1	4.980%	1/16/2029	860	870
[5]	Carvana Auto Receivables Trust Class A3 Series 2024-P4	4.640%	1/10/2030	3,230	3,250
[4,5]	CCG Receivables Trust Class A2 Series 2023-2	6.280%	4/14/2032	599	606
[4,5]	CCG Receivables Trust Class A2 Series 2024-1	4.990%	3/15/2032	3,824	3,856
[4,5]	CCG Receivables Trust Class A2 Series 2025-1	4.480%	10/14/2032	1,984	1,995
[4,5]	CCG Receivables Trust Class A2 Series 2025-2	4.140%	8/15/2034	15,040	15,072
[4,5]	Chase Auto Credit Linked Notes Class B Series 2025-1	4.753%	2/25/2033	10,546	10,626
[4,5]	Chase Auto Credit Linked Notes Class C Series 2025-1	4.851%	2/25/2033	934	940
[4,5]	Chase Auto Credit Linked Notes Class D Series 2025-1	5.047%	2/25/2033	350	352
[4,5]	Chase Auto Owner Trust Class A3 Series 2024-1A	5.130%	5/25/2029	2,731	2,756
[4,5]	Chase Auto Owner Trust Class A3 Series 2025-1A	4.290%	6/25/2030	7,640	7,703
[4,5]	Chesapeake Funding II LLC Class A1 Series 2023-1A	5.650%	5/15/2035	749	753
[4,5]	Chesapeake Funding II LLC Class A1 Series 2023-2A	6.160%	10/15/2035	2,308	2,333
[4,5]	Chesapeake Funding II LLC Class A1 Series 2024-1A	5.520%	5/15/2036	1,604	1,623
[5]	Citigroup Commercial Mortgage Trust Class AAB Series 2019-GC41	2.720%	8/10/2056	608	593
[4,5]	Citizens Auto Receivables Trust Class A3 Series 2023-1	5.840%	1/18/2028	1,728	1,739
[4,5]	Citizens Auto Receivables Trust Class A3 Series 2023-2	5.830%	2/15/2028	4,013	4,040
[4,5]	Citizens Auto Receivables Trust Class A3 Series 2024-1	5.110%	4/17/2028	5,589	5,619
[4,5]	Citizens Auto Receivables Trust Class A3 Series 2024-2	5.330%	8/15/2028	7,004	7,052
[5]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/2027	969	968
[4,5]	Crossroads Asset Trust Class A2 Series 2025-A	4.910%	2/20/2032	4,032	4,062
[4,5]	Dell Equipment Finance Trust Class A3 Series 2023-2	5.650%	1/22/2029	579	580
[4,5]	Dell Equipment Finance Trust Class A3 Series 2023-3	5.930%	4/23/2029	3,111	3,128
[4,5]	Dell Equipment Finance Trust Class A3 Series 2024-1	5.390%	3/22/2030	1,289	1,298
[4,5]	Dell Equipment Finance Trust Class A3 Series 2024-2	4.590%	8/22/2030	1,500	1,511
[4,5]	Dell Equipment Finance Trust Class A3 Series 2025-1	4.610%	2/24/2031	2,160	2,184
[4,5]	Dell Equipment Finance Trust Class A3 Series 2025-2	4.120%	3/24/2031	3,630	3,642
[4,5]	Dell Equipment Finance Trust Class B Series 2025-1	4.960%	2/24/2031	210	213
[4,5]	Dell Equipment Finance Trust Class C Series 2025-2	4.530%	3/24/2031	960	962
[4,5]	Dell Equipment Finance Trust Class D Series 2025-2	4.830%	3/22/2032	1,200	1,202
[4,5]	DLLAA LLC Class A2 Series 2025-1A	4.700%	10/20/2027	2,465	2,474
[4,5]	DLLAA LLC Class A3 Series 2025-1A	4.950%	9/20/2029	2,630	2,685
[4,5]	DLLAD LLC Class A2 Series 2024-1A	5.500%	8/20/2027	524	526
[4,5]	DLLAD LLC Class A2 Series 2025-1A	4.460%	11/20/2028	4,110	4,131
[4,5]	DLLST LLC Class A3 Series 2024-1A	5.050%	8/20/2027	1,962	1,970
[5]	Drive Auto Receivables Trust Class A3 Series 2024-2	4.500%	9/15/2028	7,400	7,410
[5]	Drive Auto Receivables Trust Class A3 Series 2025-1	4.730%	9/15/2032	21,860	21,970
[5]	Drive Auto Receivables Trust Class A3 Series 2025-2	4.140%	9/15/2032	9,760	9,784
[5]	Drive Auto Receivables Trust Class B Series 2024-1	5.310%	1/16/2029	3,889	3,906
[5]	Drive Auto Receivables Trust Class B Series 2024-2	4.520%	7/16/2029	4,620	4,639
[5]	Drive Auto Receivables Trust Class B Series 2025-1	4.790%	9/15/2032	8,350	8,417
[5]	Drive Auto Receivables Trust Class B Series 2025-2	4.140%	9/15/2032	2,640	2,637
[5]	Drive Auto Receivables Trust Class C Series 2025-2	4.390%	9/15/2032	7,320	7,315
[4,5,6]	Dryden 113 CLO Ltd. Class AR3 Series 2022-113A, TSFR3M + 1.090%	4.995%	10/15/2037	440	440
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2023-1	5.510%	1/22/2029	426	427
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2023-2	5.560%	4/22/2030	1,160	1,166
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/2030	2,829	2,864
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/2030	1,088	1,096
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2024-2	5.740%	12/20/2026	1,020	1,024
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2024-3	5.310%	4/20/2027	754	757
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2024-4	4.690%	7/20/2027	1,893	1,900
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2025-1	4.650%	10/20/2027	1,715	1,722

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2025-2	4.510%	2/22/2028	7,680	7,716
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2025-3	4.500%	4/20/2028	5,960	5,990
[4,5]	Enterprise Fleet Financing LLC Class A3 Series 2025-3	4.460%	9/20/2029	5,240	5,305
[4,5]	Evergreen Credit Card Trust Class B Series 2025-CRT5	5.240%	5/15/2029	1,170	1,185
[4,5]	Evergreen Credit Card Trust Class C Series 2025-CRT5	5.530%	5/15/2029	1,110	1,122
[5]	Exeter Automobile Receivables Trust Class A3 Series 2025-4A	4.390%	9/17/2029	3,380	3,395
[5]	Exeter Automobile Receivables Trust Class A3 Series 2025-5A	4.240%	11/15/2029	5,670	5,687
[5]	Exeter Automobile Receivables Trust Class B Series 2025-5A	4.280%	7/15/2030	2,650	2,655
[5]	Exeter Automobile Receivables Trust Class C Series 2025-5A	4.680%	3/15/2032	1,920	1,926
[5]	Exeter Select Automobile Receivables Trust Class A3 Series 2025-2	4.430%	8/15/2030	2,720	2,738
[5]	Exeter Select Automobile Receivables Trust Class A3 Series 2025-3	4.180%	12/16/2030	5,160	5,164
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R04, SOFR30A + 1.000%	4.874%	5/25/2044	1,644	1,645
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R01, SOFR30A + 0.950%	4.824%	1/25/2045	2,206	2,206
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R02, SOFR30A + 1.000%	4.874%	2/25/2045	2,936	2,940
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R04, SOFR30A + 1.000%	4.874%	5/25/2045	1,671	1,672
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R06, SOFR30A + 0.900%	4.774%	9/25/2045	3,011	3,013
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	5.574%	7/25/2043	447	448
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	4.924%	1/25/2044	3,429	3,424
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R02, SOFR30A + 1.100%	4.974%	2/25/2044	526	525
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R06, SOFR30A + 1.050%	4.924%	9/25/2044	166	166
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2024-R05, SOFR30A + 1.000%	4.874%	7/25/2044	1,261	1,264
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2025-R03, SOFR30A + 1.450%	5.324%	3/25/2045	2,161	2,171
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2025-R05, SOFR30A + 1.000%	4.874%	7/25/2045	3,402	3,407
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	5.824%	9/25/2043	1,253	1,258
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2024-R05, SOFR30A + 1.000%	4.874%	7/25/2044	447	447
[4,5]	FCCU Auto Receivables Trust Class A3 Series 2025-1A	4.850%	6/17/2030	4,100	4,146
[4,5,6,7]	Federal Home Loan Mortgage Corp. STACR REMICS Trust Class A1 Series 2025-DNA3, SOFR30A + 0.950%	4.824%	9/25/2045	5,298	5,300
[5]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/2028	7,831	7,896
[4,5]	First Investors Auto Owner Trust Class A3 Series 2025-1A	4.250%	7/15/2030	7,400	7,430
[4,5]	First Investors Auto Owner Trust Class B Series 2025-1A	4.390%	1/15/2031	1,670	1,676
[5]	Ford Credit Auto Lease Trust Class A3 Series 2025-A	4.720%	6/15/2028	4,980	5,022
[5]	Ford Credit Auto Lease Trust Class A4 Series 2024-A	5.050%	6/15/2027	720	723
[5]	Ford Credit Auto Lease Trust Class A4 Series 2025-A	4.780%	2/15/2029	2,260	2,286
[5]	Ford Credit Auto Lease Trust Class A4 Series 2025-B	4.300%	8/15/2029	7,050	7,102
[5]	Ford Credit Auto Lease Trust Class B Series 2023-B	6.200%	2/15/2027	2,818	2,823
[5]	Ford Credit Auto Lease Trust Class B Series 2024-A	5.290%	6/15/2027	3,190	3,209
[5]	Ford Credit Auto Lease Trust Class B Series 2024-B	5.180%	2/15/2028	2,260	2,285
[5]	Ford Credit Auto Lease Trust Class B Series 2025-A	4.960%	2/15/2029	960	972
[5]	Ford Credit Auto Lease Trust Class B Series 2025-B	4.520%	8/15/2029	1,250	1,258
[4,5]	Ford Credit Auto Owner Trust Class A Series 2022-1	3.880%	11/15/2034	10,300	10,301
[5]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/2028	1,384	1,388
[5]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/2028	2,037	2,051
[5]	Ford Credit Auto Owner Trust Class A4 Series 2024-D	4.660%	9/15/2030	2,040	2,079
[4,5]	Ford Credit Auto Owner Trust Class C Series 2022-1	4.670%	11/15/2034	2,670	2,679
[4,5]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2023-1	4.920%	5/15/2028	23,710	23,786
[4,5]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2024-1	5.290%	4/15/2029	8,650	8,803
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2023-HQA3, SOFR30A + 1.850%	5.724%	11/25/2043	1,365	1,378
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA1, SOFR30A + 1.350%	5.224%	2/25/2044	2,667	2,673
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA3, SOFR30A + 1.050%	4.924%	10/25/2044	1,061	1,061
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-HQA1, SOFR30A + 1.250%	5.124%	3/25/2044	2,303	2,310
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA1, SOFR30A + 0.950%	4.824%	1/25/2045	704	704
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA2, SOFR30A + 1.100%	4.974%	5/25/2045	2,758	2,764
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA4, SOFR30A + 0.900%	4.774%	10/25/2045	4,042	4,047
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-HQA1, SOFR30A + 0.950%	4.824%	2/25/2045	1,375	1,374
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA1, SOFR30A + 1.350%	5.224%	2/25/2044	2,846	2,847
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA2, SOFR30A + 1.200%	5.074%	5/25/2044	3,529	3,533
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA3, SOFR30A + 1.000%	4.874%	10/25/2044	14	14
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-HQA1, SOFR30A + 1.250%	5.124%	3/25/2044	1,163	1,163
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-HQA2, SOFR30A + 1.200%	5.074%	8/25/2044	1,879	1,881
[4,5]	GLS Auto Receivables Issuer Trust Class A3 Series 2025-3A	4.440%	3/15/2029	2,640	2,650
[4,5]	GLS Auto Receivables Issuer Trust Class A3 Series 2025-4A	4.290%	7/16/2029	6,440	6,458
[4,5]	GLS Auto Receivables Issuer Trust Class B Series 2025-3A	4.570%	1/15/2030	3,160	3,172
[4,5]	GLS Auto Receivables Issuer Trust Class B Series 2025-4A	4.530%	4/15/2030	5,000	5,020
[4,5]	GLS Auto Select Receivables Issuer Trust Class A2 Series 2025-4A	4.170%	2/18/2031	9,250	9,276
[4,5]	GLS Auto Select Receivables Trust Class A2 Series 2025-3A	4.460%	10/15/2030	6,414	6,454
[5]	GM Financial Automobile Leasing Trust Class A3 Series 2024-1	5.090%	3/22/2027	4,142	4,152
[5]	GM Financial Automobile Leasing Trust Class A3 Series 2025-1	4.660%	2/21/2028	8,440	8,509
[5]	GM Financial Automobile Leasing Trust Class A3 Series 2025-2	4.580%	5/22/2028	11,780	11,886
[5]	GM Financial Automobile Leasing Trust Class A4 Series 2023-3	5.440%	8/20/2027	501	502

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	GM Financial Automobile Leasing Trust Class A4 Series 2024-2	5.360%	5/22/2028	3,270	3,302
[5]	GM Financial Automobile Leasing Trust Class A4 Series 2024-3	4.220%	10/20/2028	2,680	2,689
[5]	GM Financial Automobile Leasing Trust Class A4 Series 2025-1	4.700%	2/20/2029	1,160	1,174
[5]	GM Financial Automobile Leasing Trust Class A4 Series 2025-2	4.640%	4/20/2029	2,150	2,176
[5]	GM Financial Automobile Leasing Trust Class A4 Series 2025-3	4.200%	8/20/2029	5,390	5,413
[5]	GM Financial Automobile Leasing Trust Class B Series 2023-3	5.880%	8/20/2027	2,020	2,023
[5]	GM Financial Automobile Leasing Trust Class B Series 2024-1	5.330%	3/20/2028	14,850	14,945
[5]	GM Financial Automobile Leasing Trust Class B Series 2024-2	5.560%	5/22/2028	3,940	3,985
[5]	GM Financial Automobile Leasing Trust Class B Series 2024-3	4.490%	10/20/2028	3,550	3,566
[5]	GM Financial Automobile Leasing Trust Class B Series 2025-1	4.890%	2/20/2029	2,300	2,325
[5]	GM Financial Automobile Leasing Trust Class B Series 2025-2	4.800%	4/20/2029	3,510	3,549
[5]	GM Financial Automobile Leasing Trust Class B Series 2025-3	4.410%	8/20/2029	1,390	1,397
[5]	GM Financial Automobile Leasing Trust Class C Series 2025-2	5.040%	10/22/2029	2,110	2,135
[5]	GM Financial Automobile Leasing Trust Class C Series 2025-3	4.600%	1/21/2030	1,530	1,539
[5]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-3	5.450%	6/16/2028	214	215
[5]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2024-1	4.850%	12/18/2028	2,271	2,285
[4,5]	GM Financial Revolving Receivables Trust Class A Series 2021-1	1.170%	6/12/2034	17,870	17,533
[4,5]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/2034	2,690	2,638
[4,5]	GMF Floorplan Owner Revolving Trust Class A1 Series 2023-1	5.340%	6/15/2028	3,150	3,169
[4,5]	GMF Floorplan Owner Revolving Trust Class A1 Series 2024-3A	4.680%	11/15/2028	13,360	13,449
[4,5]	GMF Floorplan Owner Revolving Trust Class A1 Series 2024-4A	4.730%	11/15/2029	18,400	18,652
[4,5]	GMF Floorplan Owner Revolving Trust Class A1 Series 2025-1A	4.590%	3/15/2029	13,670	13,787
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2023-1	5.730%	6/15/2028	1,330	1,339
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2024-3A	4.920%	11/15/2028	2,240	2,255
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2024-4A	4.980%	11/15/2029	1,600	1,621
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2025-1A	4.790%	3/15/2029	1,080	1,088
[4,5]	GMF Floorplan Owner Revolving Trust Class C Series 2025-1A	4.880%	3/15/2029	1,090	1,097
[4,5]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/2028	16,750	16,464
[4,5]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2024-1	5.320%	8/17/2026	553	553
[4,5]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2024-2	5.280%	3/15/2027	2,110	2,119
[4,5]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2025-1	4.520%	10/15/2027	2,694	2,703
[4,5]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2025-2	4.220%	5/15/2028	7,400	7,424
[4,5]	GreenState Auto Receivables Trust Class A2 Series 2024-1A	5.530%	8/16/2027	134	134
[5]	Harley-Davidson Motorcycle Trust Class A3 Series 2024-A	5.370%	3/15/2029	6,147	6,207
[5]	Harley-Davidson Motorcycle Trust Class A3 Series 2025-A	4.670%	4/15/2030	8,750	8,861
[5]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/2027	816	818
[5]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/2027	1,376	1,383
[5]	Honda Auto Receivables Owner Trust Class A3 Series 2023-3	5.410%	2/18/2028	6,317	6,361
[5]	Honda Auto Receivables Owner Trust Class A3 Series 2023-4	5.670%	6/21/2028	2,459	2,486
[5]	Honda Auto Receivables Owner Trust Class A3 series 2024-1	5.210%	8/15/2028	4,307	4,344
[5]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/2028	10,150	10,272
[5]	Honda Auto Receivables Owner Trust Class A3 series 2024-4	4.330%	5/15/2029	1,920	1,931
[4,5]	HPEFS Equipment Trust Class A3 Series 2024-1A	5.180%	5/20/2031	2,711	2,716
[4,5]	HPEFS Equipment Trust Class A3 Series 2024-2A	5.360%	10/20/2031	2,022	2,034
[4,5]	HPEFS Equipment Trust Class A3 Series 2025-1A	4.430%	9/20/2032	8,420	8,480
[4,5]	HPEFS Equipment Trust Class A3 Series 2025-2A	4.030%	11/22/2032	8,500	8,514
[4,5]	HPEFS Equipment Trust Class B Series 2024-1A	5.180%	5/20/2031	1,370	1,375
[4,5]	HPEFS Equipment Trust Class B Series 2024-2A	5.350%	10/20/2031	1,160	1,173
[4,5]	HPEFS Equipment Trust Class B Series 2025-1A	4.510%	9/20/2032	750	756
[4,5]	HPEFS Equipment Trust Class B Series 2025-2A	4.210%	11/22/2032	850	850
[4,5]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/2031	1,930	1,941
[4,5]	HPEFS Equipment Trust Class C Series 2024-2A	5.520%	10/20/2031	810	821
[4,5]	HPEFS Equipment Trust Class C Series 2025-1A	4.790%	9/20/2032	1,950	1,968
[4,5]	HPEFS Equipment Trust Class C Series 2025-2A	4.410%	11/22/2032	1,000	1,000
[4,5]	Huntington Auto Trust Class A3 Series 2024-1A	5.230%	1/16/2029	4,892	4,939
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-1	6.153%	5/20/2032	1,433	1,457
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-2	5.442%	10/20/2032	1,934	1,955
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2025-1	5.446%	3/21/2033	4,541	4,579
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2025-2	4.835%	9/20/2033	8,097	8,149
[4,5]	Hyundai Auto Lease Securitization Trust Class A3 Series 2024-A	5.020%	3/15/2027	965	967
[4,5]	Hyundai Auto Lease Securitization Trust Class A3 Series 2024-B	5.410%	5/17/2027	7,116	7,153
[4,5]	Hyundai Auto Lease Securitization Trust Class A3 Series 2025-A	4.830%	1/18/2028	3,670	3,707
[4,5]	Hyundai Auto Lease Securitization Trust Class A3 Series 2025-C	4.360%	7/17/2028	18,170	18,318
[4,5]	Hyundai Auto Lease Securitization Trust Class A4 Series 2024-B	5.390%	3/15/2028	1,550	1,565
[4,5]	Hyundai Auto Lease Securitization Trust Class A4 Series 2025-A	4.900%	1/16/2029	2,000	2,027
[4,5]	Hyundai Auto Lease Securitization Trust Class A4 Series 2025-B	4.570%	4/16/2029	2,520	2,547
[4,5]	Hyundai Auto Lease Securitization Trust Class A4 Series 2025-C	4.380%	6/15/2029	12,010	12,096
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2024-A	5.350%	5/15/2028	14,175	14,255
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2024-B	5.560%	8/15/2028	4,175	4,222
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2024-C	4.970%	2/15/2029	5,440	5,498

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2025-A	5.150%	6/15/2029	1,260	1,276
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2025-B	4.940%	8/15/2029	2,920	2,959
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2025-C	4.570%	11/15/2029	1,230	1,237
[5]	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/2027	620	620
[5]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/2028	1,223	1,232
[5]	Hyundai Auto Receivables Trust Class A3 Series 2024-A	4.990%	2/15/2029	4,439	4,476
[5]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/2027	1,544	1,551
[4,5]	Kubota Credit Owner Trust Class A2 Series 2025-2A	4.480%	4/17/2028	4,370	4,392
[4,5]	Kubota Credit Owner Trust Class A3 Series 2022-2A	4.090%	12/15/2026	183	183
[4,5]	LAD Auto Receivables Trust Class A3 Series 2024-1A	5.230%	1/18/2028	724	726
[4,5]	LAD Auto Receivables Trust Class A3 Series 2024-2A	5.610%	8/15/2028	2,155	2,167
[4,5]	LAD Auto Receivables Trust Class A3 Series 2024-3A	4.520%	3/15/2029	3,090	3,103
[4,5]	LAD Auto Receivables Trust Class A3 Series 2025-1A	4.690%	7/16/2029	5,770	5,817
[4,5]	LAD Auto Receivables Trust Class A3 Series 2025-2A	4.250%	1/15/2030	13,220	13,273
[4,5]	LAD Auto Receivables Trust Class A4 Series 2025-2A	4.360%	7/15/2030	2,460	2,474
[4,5,6]	Lighthouse Park CLO Ltd. Class A Series 2025-1A, TSFR3M + 1.110%	5.031%	10/24/2037	1,560	1,559
[4,5]	M&T Bank Auto Receivables Trust Class A3 Series 2025-1A	4.730%	6/17/2030	3,370	3,416
[4,5]	M&T Equipment Notes Class A2 Series 2025-1A	4.700%	12/16/2027	3,620	3,637
[4,5,6,8,9]	Magnetite XXXI Ltd. Class A1R Series 2021-31A, TSFR3M + 1.000%	4.680%	7/15/2034	2,790	2,790
[4,5,6,8,9]	Magnetite XXXI Ltd. Class BR Series 2021-31A, TSFR3M + 1.300%	4.980%	7/15/2034	4,520	4,520
[5]	Mercedes-Benz Auto Lease Trust Class A3 Series 2024-A	5.320%	1/18/2028	5,070	5,119
[5]	Mercedes-Benz Auto Lease Trust Class A3 Series 2025-A	4.610%	4/16/2029	4,660	4,721
[4,5]	MMAF Equipment Finance LLC Class A2 Series 2024-A	5.200%	9/13/2027	2,095	2,100
[4,5]	Navistar Financial Dealer Note Master Owner Trust Class A Series 2024-1	5.590%	4/25/2029	15,710	15,784
[4,5]	Navistar Financial Dealer Note Master Owner Trust II Class A Series 2025-1	4.180%	9/25/2030	18,590	18,663
[5]	Nissan Auto Lease Trust Class A3 Series 2024-A	4.910%	4/15/2027	7,702	7,721
[5]	Nissan Auto Lease Trust Class A3 Series 2025-A	4.750%	3/15/2028	9,940	10,061
[5]	Nissan Auto Lease Trust Class A3 Series 2025-B	4.320%	11/15/2028	14,930	15,062
[5]	Nissan Auto Lease Trust Class A4 Series 2024-A	4.970%	9/15/2028	1,060	1,065
[5]	Nissan Auto Lease Trust Class A4 Series 2025-A	4.800%	2/15/2029	2,780	2,817
[5]	Nissan Auto Lease Trust Class A4 Series 2025-B	4.350%	7/16/2029	8,710	8,781
[5]	Nissan Auto Lease Trust Class B Series 2025-A	5.030%	2/15/2029	1,050	1,065
[5]	Nissan Auto Lease Trust Class B Series 2025-B	4.560%	7/16/2029	2,280	2,302
[5]	Nissan Auto Lease Trust Class C Series 2025-A	5.110%	6/15/2029	2,330	2,360
[5]	Nissan Auto Lease Trust Class C Series 2025-B	4.810%	11/15/2029	1,200	1,214
[5]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-B	5.930%	3/15/2028	4,892	4,932
[5]	Nissan Auto Receivables Owner Trust Class A3 Series 2024-B	4.340%	3/15/2029	7,660	7,700
[4,5]	Nissan Master Owner Trust Receivables Class A Series 2024-B	5.050%	2/15/2029	5,200	5,262
[4,5,6]	Octagon 57 Ltd. Class AR Series 2021-1A, TSFR3M + 1.070%	4.962%	10/15/2034	1,570	1,569
[4,5,6]	Octagon 57 Ltd. Class B1R Series 2021-1A, TSFR3M + 1.450%	5.342%	10/15/2034	2,090	2,091
[4,5]	PenFed Auto Receivables Owner Trust Class A2 Series 2025-A	4.120%	9/15/2028	5,830	5,838
[4,5]	PenFed Auto Receivables Owner Trust Class A3 Series 2025-A	4.030%	7/15/2030	2,560	2,566
[4,5]	PFS Financing Corp. Class A Series 2023-C	5.520%	10/15/2028	3,520	3,560
[4,5,6]	PFS Financing Corp. Class A Series 2024-A, SOFR30A + 0.850%	4.834%	1/15/2028	9,020	9,022
[4,5]	PFS Financing Corp. Class A Series 2024-B	4.950%	2/15/2029	6,190	6,254
[4,5]	PFS Financing Corp. Class A Series 2024-D	5.340%	4/15/2029	9,778	9,948
[4,5]	PFS Financing Corp. Class A Series 2024-F	4.750%	8/15/2029	1,113	1,126
[4,5,6]	PFS Financing Corp. Class A Series 2025-E, SOFR30A + 0.700%	4.674%	7/15/2029	13,580	13,591
[4,5]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-1A	4.810%	9/22/2028	1,024	1,027
[4,5]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-2A	5.790%	1/22/2029	1,690	1,703
[4,5]	Porsche Financial Auto Securitization Trust Class A4 Series 2024-1A	4.490%	12/22/2032	1,880	1,895
[4,5]	Porsche Innovative Lease Owner Trust Class A3 Series 2025-1A	4.610%	10/20/2028	4,410	4,460
[4,5]	Porsche Innovative Lease Owner Trust Class A4 Series 2024-2A	4.260%	9/20/2030	4,030	4,044
[4,5]	RCKT Trust Class A Series 2025-1A	4.900%	7/25/2034	2,298	2,305
[4,5]	RCKT Trust Class A Series 2025-2A	4.480%	11/27/2034	6,854	6,861
[4,5]	RCKT Trust Class B Series 2025-1A	4.990%	7/25/2034	370	372
[4,5]	RCKT Trust Class B Series 2025-2A	4.600%	11/27/2034	660	661
[4,5,6,8]	Red Oak Funding Master Trust Class A Series 2025-1A, SOFR30A + 2.000%	5.984%	12/20/2030	2,030	2,030
[4,5]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.605%	6/15/2032	185	189
[4,5]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.911%	1/18/2033	233	235
[4,5]	Santander Bank Auto Credit-Linked Notes Class B Series 2023-B	5.640%	12/15/2033	496	503
[4,5]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-A	5.622%	6/15/2032	873	886
[4,5]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-B	4.965%	1/18/2033	329	331
[4,5]	Santander Bank Auto Credit-Linked Notes Class B Series 2025-A	4.484%	1/16/2034	2,250	2,255
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/2033	344	349
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/2032	612	621
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-B	5.141%	1/18/2033	524	528
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2025-A	4.661%	1/16/2034	1,990	1,994
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2023-B	6.663%	12/15/2033	737	749
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-A	6.110%	6/15/2032	736	746

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-B	5.483%	1/18/2033	675	680
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2025-A	5.151%	1/16/2034	1,310	1,313
[5]	Santander Drive Auto Receivables Trust Class A3 Series 2023-4	5.730%	4/17/2028	812	813
[5]	Santander Drive Auto Receivables Trust Class A3 Series 2023-6	5.930%	7/17/2028	566	568
[5]	Santander Drive Auto Receivables Trust Class A3 Series 2024 -1	5.250%	4/17/2028	1,427	1,428
[5]	Santander Drive Auto Receivables Trust Class A3 Series 2024-2	5.630%	11/15/2028	4,423	4,438
[5]	Santander Drive Auto Receivables Trust Class A3 Series 2024-3	5.630%	1/16/2029	2,888	2,899
[5]	Santander Drive Auto Receivables Trust Class A3 Series 2024-5	4.620%	11/15/2028	5,490	5,499
[5]	Santander Drive Auto Receivables Trust Class A3 Series 2025-1	4.740%	1/16/2029	10,870	10,894
[5]	Santander Drive Auto Receivables Trust Class A3 Series 2025-2	4.670%	8/15/2029	2,240	2,252
[5]	Santander Drive Auto Receivables Trust Class A3 Series 2025-3	4.380%	1/15/2030	10,320	10,369
[5]	Santander Drive Auto Receivables Trust Class A3 Series 2025-4	4.170%	4/15/2030	12,950	12,998
[5]	Santander Drive Auto Receivables Trust Class B Series 2024-1	5.230%	12/15/2028	2,030	2,039
[5]	Santander Drive Auto Receivables Trust Class B Series 2024-3	5.550%	9/17/2029	3,080	3,117
[5]	Santander Drive Auto Receivables Trust Class B Series 2024-5	4.630%	8/15/2029	3,830	3,850
[5]	Santander Drive Auto Receivables Trust Class B Series 2025-1	4.880%	3/17/2031	6,160	6,209
[5]	Santander Drive Auto Receivables Trust Class B Series 2025-3	4.490%	9/15/2031	5,660	5,703
[5]	Santander Drive Auto Receivables Trust Class B Series 2025-4	4.270%	1/15/2032	4,650	4,658
[5]	Santander Drive Auto Receivables Trust Class C Series 2025-1	5.040%	3/17/2031	8,600	8,703
[4,5]	SBNA Auto Lease Trust Class A3 Series 2023-A	6.510%	4/20/2027	945	949
[4,5]	SBNA Auto Lease Trust Class A3 Series 2024-A	5.390%	11/20/2026	1,243	1,245
[4,5]	SBNA Auto Lease Trust Class A3 Series 2024-B	5.560%	11/22/2027	4,156	4,178
[4,5]	SBNA Auto Lease Trust Class A3 Series 2024-C	4.560%	2/22/2028	1,942	1,946
[4,5]	SBNA Auto Lease Trust Class A3 Series 2025-A	4.830%	4/20/2028	1,180	1,187
[4,5]	SBNA Auto Lease Trust Class A4 Series 2024-A	5.240%	1/22/2029	3,000	3,012
[4,5]	SBNA Auto Lease Trust Class A4 Series 2024-B	5.550%	12/20/2028	1,970	1,995
[4,5]	SBNA Auto Lease Trust Class A4 Series 2024-C	4.420%	3/20/2029	12,420	12,487
[4,5]	SBNA Auto Lease Trust Class A4 Series 2025-A	4.870%	7/20/2029	1,590	1,606
[4,5]	SBNA Auto Receivables Trust Class A3 Series 2024-A	5.320%	12/15/2028	1,264	1,269
[4,5]	SBNA Auto Receivables Trust Class B Series 2025-SF1	5.120%	3/17/2031	230	230
[4,5]	SBNA Auto Receivables Trust Class C Series 2025-SF1	5.140%	4/15/2031	2,440	2,448
[4,5]	SBNA Auto Receivables Trust Class D Series 2025-SF1	5.340%	9/15/2031	850	854
[4,5]	SCCU Auto Receivables Trust Class A2 Series 2025-1A	4.670%	11/15/2028	5,812	5,828
[4,5]	SCCU Auto Receivables Trust Class A3 Series 2023-1A	5.700%	10/16/2028	2,399	2,416
[4,5]	SCCU Auto Receivables Trust Class A3 Series 2024-1A	5.110%	6/15/2029	4,090	4,118
[4,5]	SCCU Auto Receivables Trust Class A3 Series 2025-1A	4.570%	1/15/2031	4,560	4,602
[4,5]	Securitized Term Auto Receivables Trust Class B Series 2025-A	5.038%	7/25/2031	504	509
[4,5]	Securitized Term Auto Receivables Trust Class B Series 2025-B	4.925%	12/29/2032	4,157	4,193
[4,5]	Securitized Term Auto Receivables Trust Class C Series 2025-A	5.185%	7/25/2031	199	201
[4,5]	Securitized Term Auto Receivables Trust Class C Series 2025-B	5.121%	12/29/2032	473	477
[4,5]	Securitized Term Auto Receivables Trust Class D Series 2025-B	5.463%	12/29/2032	351	353
[4,5]	SFS Auto Receivables Securitization Trust Class A3 Series 2024-1A	4.950%	5/21/2029	4,137	4,162
[4,5]	SFS Auto Receivables Securitization Trust Class A3 Series 2024-3A	4.550%	6/20/2030	5,200	5,234
[4,5]	SFS Auto Receivables Securitization Trust Class A3 Series 2025-1A	4.750%	7/22/2030	5,830	5,892
[4,5]	SFS Auto Receivables Securitization Trust Class A3 Series 2025-2A	4.440%	12/20/2030	9,950	10,039
[4,5]	SFS Auto Receivables Securitization Trust Class A3 Series 2025-3A	4.120%	4/21/2031	4,920	4,941
[4,5]	SoFi Consumer Loan Program LLC Class A Series 2025-4	4.240%	8/25/2035	10,411	10,422
[4,5]	SoFi Consumer Loan Program Trust Class A Series 2025-2	4.820%	6/25/2034	5,481	5,513
[4,5]	SoFi Consumer Loan Program Trust Class A Series 2025-3	4.470%	8/15/2034	3,098	3,107
[4,5]	Stellantis Financial Underwritten Enhanced Lease Trust Class A3 Series 2025-AA	4.470%	7/20/2028	7,650	7,703
[4,5]	Stellantis Financial Underwritten Enhanced Lease Trust Class A3 Series 2025-BA	4.270%	1/22/2029	15,270	15,352
[4,5]	Stellantis Financial Underwritten Enhanced Lease Trust Class A3 Series 2025-CA	4.110%	4/20/2029	17,900	17,926
[4,5]	Stellantis Financial Underwritten Enhanced Lease Trust Class A4 Series 2025-AA	4.500%	3/20/2029	2,120	2,138
[4,5]	Stellantis Financial Underwritten Enhanced Lease Trust Class A4 Series 2025-BA	4.290%	6/20/2029	2,970	2,988
[4,5]	Stellantis Financial Underwritten Enhanced Lease Trust Class B Series 2025-AA	4.740%	4/20/2029	1,600	1,617
[4,5]	Stellantis Financial Underwritten Enhanced Lease Trust Class B Series 2025-BA	4.470%	7/20/2029	1,310	1,314
[4,5]	Stellantis Financial Underwritten Enhanced Lease Trust Class C Series 2025-BA	4.710%	1/22/2030	1,850	1,858
[5]	Synchrony Card Funding LLC Class A Series 2023-A2	5.740%	10/15/2029	7,070	7,172
[5]	Synchrony Card Funding LLC Class A Series 2025-A2	4.490%	5/15/2031	10,280	10,430
[4,5]	Tesla Auto Lease Trust Class A3 Series 2024-A	5.300%	6/21/2027	2,319	2,327
[4,5]	Tesla Auto Lease Trust Class A4 Series 2023-B	6.220%	3/22/2027	488	488
[4,5]	Tesla Electric Vehicle Trust Class A3 Series 2023-1	5.380%	6/20/2028	3,426	3,452
[4,5]	Tesla Electric Vehicle Trust Class A4 Series 2023-1	5.380%	2/20/2029	650	661
[4,5]	Tesla Lease Electric Vehicle Securitization LLC Class A3 Series 2025-A	4.270%	11/20/2028	7,720	7,760
[4,5]	Tesla Lease Electric Vehicle Securitization LLC Class A4 Series 2025-A	4.370%	5/21/2029	1,930	1,944
[4,5]	Tesla Lease Electric Vehicle Securitization LLC Class B Series 2025-A	4.790%	6/20/2029	1,780	1,797
[4,5]	Tesla Lease Electric Vehicle Securitization LLC Class C Series 2025-A	5.090%	6/20/2029	2,470	2,485
[4,5]	T-Mobile US Trust Class A Series 2024-1A	5.050%	9/20/2029	6,690	6,730
[4,5]	T-Mobile US Trust Class A Series 2024-2A	4.250%	5/21/2029	7,530	7,566
[4,5]	T-Mobile US Trust Class A Series 2025-1A	4.740%	11/20/2029	7,470	7,575

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	T-Mobile US Trust Class A Series 2025-2A	4.340%	4/22/2030	10,480	10,574
[5]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/2028	1,679	1,686
[5]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/2028	2,830	2,846
[5]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-A	4.830%	10/16/2028	6,030	6,070
[5]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-D	4.400%	6/15/2029	4,080	4,108
[4,5]	Toyota Lease Owner Trust Class A3 Series 2023-B	5.660%	11/20/2026	107	107
[4,5]	Toyota Lease Owner Trust Class A3 Series 2024-A	5.250%	4/20/2027	1,180	1,184
[4,5]	Toyota Lease Owner Trust Class A3 Series 2025-A	4.750%	2/22/2028	10,720	10,822
[4,5]	Toyota Lease Owner Trust Class A3 Series 2025-B	3.960%	11/20/2028	15,860	15,899
[4,5]	Toyota Lease Owner Trust Class A4 Series 2024-A	5.260%	6/20/2028	930	936
[4,5]	Toyota Lease Owner Trust Class A4 Series 2024-B	4.250%	1/22/2029	5,130	5,147
[4,5]	Toyota Lease Owner Trust Class A4 Series 2025-A	4.810%	6/20/2029	3,260	3,302
[4,5]	Truist Bank Auto Credit-Linked Notes Class B Series 2025-1	4.728%	9/26/2033	6,149	6,159
[4,5]	US Bank C&I Credit-Linked Notes Class B1 Series 2025-SUP2	4.818%	9/25/2032	4,677	4,693
[4,5]	US Bank NA Class B Series 2023-1	6.789%	8/25/2032	285	288
[4,5]	US Bank NA Class B Series 2025-SUP1	5.582%	2/25/2032	5,297	5,311
[4,5]	USAA Auto Owner Trust Class A3 Series 2023-A	5.580%	5/15/2028	4,272	4,299
[4,5]	USB Auto Owner Trust Class A3 Series 2025-1A	4.490%	6/17/2030	5,870	5,918
[5]	Verizon Master Trust Class B Series 2024-4	5.400%	6/20/2029	1,940	1,952
[5]	Verizon Master Trust Class B Series 2024-6	4.420%	8/20/2030	8,230	8,268
[5]	Verizon Master Trust Class B Series 2025-3	4.770%	3/20/2030	5,590	5,634
[5]	Verizon Master Trust Class B Series 2025-5	4.420%	6/20/2031	3,550	3,566
[5]	Verizon Master Trust Class C Series 2023-7	4.610%	11/20/2029	1,800	1,804
[5]	Verizon Master Trust Class C Series 2024-4	5.600%	6/20/2029	3,030	3,049
[5]	Verizon Master Trust Class C Series 2025-1	5.090%	1/21/2031	500	507
[5]	Verizon Master Trust Class C Series 2025-3	4.900%	3/20/2030	2,110	2,125
[5]	Volkswagen Auto Lease Trust Class A3 Series 2024-A	5.210%	6/21/2027	7,370	7,409
[5]	Volkswagen Auto Lease Trust Class A3 Series 2025-A	4.500%	6/20/2028	10,490	10,595
[5]	Volkswagen Auto Lease Trust Class A3 Series 2025-B	4.010%	1/22/2029	16,110	16,173
[5]	Volkswagen Auto Lease Trust Class A4 Series 2025-A	4.560%	3/20/2030	3,640	3,687
[5]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2024-1	4.670%	6/20/2031	1,550	1,580
[4,5]	Volvo Financial Equipment LLC Class A3 Series 2024-1A	4.290%	10/16/2028	3,950	3,966
[4,5]	Volvo Financial Equipment LLC Class A3 Series 2025-1A	4.460%	5/15/2029	3,530	3,559
[4,5]	Volvo Financial Equipment LLC Class A3 Series 2025-2A	3.990%	12/17/2029	8,630	8,641
[4,5,6]	Voya CLO 2022-3 Ltd. Class A1R2 Series 2022-3A, TSFR3M + 1.130%	5.014%	10/20/2036	1,120	1,120
[5]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2019-C54	3.063%	12/15/2052	435	428
[4,5]	Wendy's Funding LLC Class A2II Series 2018-1A	3.884%	3/15/2048	5,500	5,406
[4,5]	Westlake Automobile Receivables Trust Class A3 Series 2025-2A	4.510%	5/15/2029	3,530	3,548
[4,5]	Westlake Automobile Receivables Trust Class A3 Series 2025-3A	4.220%	6/15/2029	10,240	10,275
[4,5]	Westlake Automobile Receivables Trust Class B Series 2025-2A	4.630%	1/15/2031	2,110	2,122
[4,5]	Westlake Automobile Receivables Trust Class B Series 2025-3A	4.280%	7/15/2031	4,400	4,413
[4,5]	Westlake Flooring Master Trust Class A Series 2025-1A	4.230%	10/15/2029	16,400	16,429
[4,5]	Westlake Flooring Master Trust Class B Series 2025-1A	4.840%	10/15/2029	1,660	1,662
[5]	World Omni Auto Receivables Trust Class A3 Series 2023-B	4.660%	5/15/2028	342	342
[5]	World Omni Automobile Lease Securitization Trust Class A3 Series 2024-A	5.260%	10/15/2027	4,760	4,791
[5]	World Omni Automobile Lease Securitization Trust Class A3 Series 2025-A	4.420%	4/17/2028	4,420	4,457
[5]	World Omni Automobile Lease Securitization Trust Class A4 Series 2025-A	4.490%	5/15/2030	2,310	2,331
[5]	World Omni Automobile Lease Securitization Trust Class B Series 2024-A	5.620%	9/17/2029	3,560	3,614
[5]	World Omni Select Auto Trust Class A2A Series 2025-A	4.140%	5/15/2030	5,850	5,861
[5]	World Omni Select Auto Trust Class A3 Series 2024-A	4.980%	2/15/2030	4,220	4,241
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,778,254)					1,788,859
Corporate Bonds (62.8%)
Communications (2.6%)
	AT&T Inc.	1.700%	3/25/2026	23,346	23,226
	AT&T Inc.	2.300%	6/1/2027	8,145	7,962
	AT&T Inc.	1.650%	2/1/2028	4,272	4,071
	AT&T Inc.	4.100%	2/15/2028	11,990	12,004
	Comcast Corp.	3.550%	5/1/2028	300	297
	Expedia Group Inc.	5.000%	2/15/2026	4,492	4,494
	Expedia Group Inc.	3.800%	2/15/2028	6,000	5,967
[4]	NTT Finance Corp.	4.567%	7/16/2027	31,291	31,548
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/2026	570	569
	Rogers Communications Inc.	2.900%	11/15/2026	2,392	2,367
	Rogers Communications Inc.	3.200%	3/15/2027	13,162	13,035
	Take-Two Interactive Software Inc.	5.000%	3/28/2026	862	864
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	684	697
	TCI Communications Inc.	7.125%	2/15/2028	1,386	1,472
	Telefonica Emisiones SA	4.103%	3/8/2027	9,594	9,591
[10]	Telstra Group Ltd.	4.000%	4/19/2027	7,750	5,141

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TELUS Corp.	3.700%	9/15/2027	1,000	993
	T-Mobile USA Inc.	2.250%	2/15/2026	2,065	2,060
	T-Mobile USA Inc.	2.625%	4/15/2026	11,626	11,572
	T-Mobile USA Inc.	3.750%	4/15/2027	19,083	19,023
	T-Mobile USA Inc.	2.050%	2/15/2028	10,692	10,269
	T-Mobile USA Inc.	4.950%	3/15/2028	1,032	1,051
	TWDC Enterprises 18 Corp.	1.850%	7/30/2026	510	504
	Verizon Communications Inc.	2.100%	3/22/2028	8,495	8,158
[10]	Vodafone Group plc	4.200%	12/13/2027	2,070	1,366
	Walt Disney Co.	3.700%	3/23/2027	314	314
					178,615
Consumer Discretionary (4.9%)
	American Honda Finance Corp.	4.400%	10/5/2026	2,969	2,979
	American Honda Finance Corp.	4.900%	3/12/2027	2,500	2,527
	American Honda Finance Corp.	4.550%	7/9/2027	6,925	6,992
	American Honda Finance Corp.	4.900%	7/9/2027	1,500	1,521
	American Honda Finance Corp.	2.000%	3/24/2028	1,276	1,222
[6]	American Honda Finance Corp., SOFR + 0.620%	4.352%	12/11/2026	30,000	30,033
[6]	American Honda Finance Corp., SOFR + 0.710%	4.689%	7/9/2027	12,740	12,755
[6]	American Honda Finance Corp., SOFR + 0.900%	4.672%	9/1/2028	12,000	12,035
	AutoZone Inc.	3.750%	6/1/2027	1,155	1,151
[4]	BMW US Capital LLC	4.150%	8/11/2027	6,950	6,980
[4,6]	BMW US Capital LLC, SOFR + 0.780%	4.505%	3/19/2027	16,000	16,057
	Ford Motor Credit Co. LLC	4.389%	1/8/2026	886	886
	Ford Motor Credit Co. LLC	4.542%	8/1/2026	500	499
	General Motors Co.	4.200%	10/1/2027	3,076	3,080
	General Motors Financial Co. Inc.	5.400%	4/6/2026	14,550	14,594
	General Motors Financial Co. Inc.	1.500%	6/10/2026	3,225	3,186
	General Motors Financial Co. Inc.	2.350%	2/26/2027	2,751	2,696
	General Motors Financial Co. Inc.	5.000%	4/9/2027	3,000	3,032
	General Motors Financial Co. Inc.	5.000%	7/15/2027	970	983
	General Motors Financial Co. Inc.	2.700%	8/20/2027	2,990	2,923
	General Motors Financial Co. Inc.	3.850%	1/5/2028	560	557
	General Motors Financial Co. Inc.	6.000%	1/9/2028	540	558
	General Motors Financial Co. Inc.	5.050%	4/4/2028	2,650	2,698
[6]	General Motors Financial Co. Inc., SOFR + 1.170%	5.181%	4/4/2028	7,860	7,874
	Home Depot Inc.	2.875%	4/15/2027	1,000	990
	Hyatt Hotels Corp.	5.750%	1/30/2027	2,355	2,392
	Hyatt Hotels Corp.	5.050%	3/30/2028	6,920	7,047
	Lennar Corp.	5.000%	6/15/2027	2,460	2,479
	Lennar Corp.	4.750%	11/29/2027	6,265	6,320
	Lowe's Cos. Inc.	3.100%	5/3/2027	6,500	6,429
	Lowe's Cos. Inc.	3.950%	10/15/2027	2,000	2,002
	Marriott International Inc.	4.200%	7/15/2027	8,700	8,733
	Marriott International Inc.	5.000%	10/15/2027	2,190	2,228
	Marriott International Inc.	4.000%	4/15/2028	7,500	7,508
	McDonald's Corp.	3.500%	7/1/2027	750	746
[4]	Mercedes-Benz Finance North America LLC	4.800%	11/13/2026	12,990	13,086
[4]	Mercedes-Benz Finance North America LLC	4.750%	3/31/2028	12,045	12,225
	O'Reilly Automotive Inc.	3.600%	9/1/2027	2,195	2,181
	O'Reilly Automotive Inc.	4.350%	6/1/2028	685	690
	Ross Stores Inc.	0.875%	4/15/2026	12,178	12,064
	Starbucks Corp.	4.500%	5/15/2028	1,000	1,010
[4]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	3,775	3,823
[4,6]	Stellantis Financial Services US Corp., SOFR + 1.690%	5.413%	9/15/2028	13,880	13,969
[10]	Toyota Finance Australia Ltd.	4.450%	4/6/2026	5,680	3,792
[10]	Toyota Finance Australia Ltd.	5.000%	9/15/2026	2,130	1,426
[6,10]	Toyota Finance Australia Ltd., 3M Australian Bank Bill Rate + 0.900%	4.628%	9/17/2027	1,970	1,318
[6,10]	Toyota Finance Australia Ltd., 3M Australian Bank Bill Rate + 1.000%	4.589%	4/6/2026	5,350	3,574
	Toyota Motor Credit Corp.	4.500%	5/14/2027	3,615	3,650
	Toyota Motor Credit Corp.	4.350%	10/8/2027	1,595	1,611
[6]	Toyota Motor Credit Corp., SOFR + 0.720%	4.463%	9/5/2028	33,335	33,539
[10]	Volkswagen Financial Services Australia Pty Ltd.	4.950%	4/13/2026	3,160	2,109
[4]	Volkswagen Group of America Finance LLC	5.400%	3/20/2026	23,945	24,005
[4]	Volkswagen Group of America Finance LLC	5.300%	3/22/2027	475	481
[4]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	690	693
[4,6]	Volkswagen Group of America Finance LLC, SOFR + 1.060%	4.869%	8/14/2026	9,390	9,415
					329,353

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Consumer Staples (3.4%)
	Altria Group Inc.	4.400%	2/14/2026	3,450	3,449
	Altria Group Inc.	2.625%	9/16/2026	11,730	11,620
	Altria Group Inc.	6.200%	11/1/2028	3,000	3,165
	Archer-Daniels-Midland Co.	2.500%	8/11/2026	78	77
	BAT Capital Corp.	3.215%	9/6/2026	8,075	8,028
	BAT Capital Corp.	4.700%	4/2/2027	6,340	6,380
	BAT Capital Corp.	3.557%	8/15/2027	12,620	12,523
	BAT Capital Corp.	2.259%	3/25/2028	1,000	963
	BAT International Finance plc	1.668%	3/25/2026	11,631	11,561
	BAT International Finance plc	4.448%	3/16/2028	5,810	5,856
	Campbell's Co.	5.300%	3/20/2026	5,442	5,451
	Campbell's Co.	5.200%	3/19/2027	1,000	1,013
	Campbell's Co.	4.150%	3/15/2028	1,680	1,681
[4,6]	Cargill Inc., SOFR + 0.610%	4.431%	2/11/2028	8,000	8,009
	Conagra Brands Inc.	5.300%	10/1/2026	6,012	6,063
	Conagra Brands Inc.	1.375%	11/1/2027	2,885	2,743
	Constellation Brands Inc.	3.500%	5/9/2027	3,181	3,159
	Constellation Brands Inc.	4.350%	5/9/2027	2,580	2,590
	Constellation Brands Inc.	3.600%	2/15/2028	1,250	1,239
	Dollar General Corp.	4.125%	5/1/2028	7,563	7,576
	General Mills Inc.	4.200%	4/17/2028	5,060	5,075
	Haleon US Capital LLC	3.375%	3/24/2027	1,697	1,685
	J M Smucker Co.	3.375%	12/15/2027	2,367	2,343
	Kellanova	4.300%	5/15/2028	2,201	2,215
	Kenvue Inc.	5.050%	3/22/2028	2,500	2,554
	Kraft Heinz Foods Co.	3.000%	6/1/2026	633	630
	Kraft Heinz Foods Co.	3.875%	5/15/2027	14,130	14,093
	Kroger Co.	3.700%	8/1/2027	1,200	1,196
[4]	Mars Inc.	4.600%	3/1/2028	11,530	11,686
	McCormick & Co. Inc.	0.900%	2/15/2026	730	727
[4,6]	Mitsubishi Corp., SOFR + 0.700%	4.515%	9/9/2028	9,639	9,647
	Mondelez International Inc.	2.625%	3/17/2027	146	144
	Philip Morris International Inc.	0.875%	5/1/2026	4,288	4,248
	Philip Morris International Inc.	4.750%	2/12/2027	3,025	3,055
	Philip Morris International Inc.	3.125%	8/17/2027	1,989	1,967
	Philip Morris International Inc.	4.375%	11/1/2027	5,681	5,733
	Philip Morris International Inc.	5.125%	11/17/2027	3,680	3,760
	Philip Morris International Inc.	4.875%	2/15/2028	2,680	2,731
	Philip Morris International Inc.	4.125%	4/28/2028	5,315	5,339
[6]	Philip Morris International Inc., SOFR + 0.830%	4.703%	4/28/2028	5,480	5,506
	Sysco Corp.	3.250%	7/15/2027	1,000	990
	Tyson Foods Inc.	3.550%	6/2/2027	38,077	37,819
					226,289
Energy (3.7%)
	Boardwalk Pipelines LP	5.950%	6/1/2026	7,857	7,879
	Boardwalk Pipelines LP	4.450%	7/15/2027	7,555	7,582
	BP Capital Markets America Inc.	3.588%	4/14/2027	1,250	1,246
	Canadian Natural Resources Ltd.	3.850%	6/1/2027	18,188	18,142
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	28,040	28,319
	Coterra Energy Inc.	3.900%	5/15/2027	5,560	5,543
	DCP Midstream Operating LP	5.625%	7/15/2027	9,810	9,993
	Diamondback Energy Inc.	3.250%	12/1/2026	5,685	5,645
	Diamondback Energy Inc.	5.200%	4/18/2027	2,350	2,385
	Empresa Nacional del Petroleo	3.750%	8/5/2026	953	943
	Enbridge Inc.	1.600%	10/4/2026	3,243	3,186
	Enbridge Inc.	5.250%	4/5/2027	4,500	4,564
	Enbridge Inc.	3.700%	7/15/2027	2,250	2,238
	Energy Transfer LP	4.750%	1/15/2026	285	285
	Energy Transfer LP	3.900%	7/15/2026	11,059	11,049
	Energy Transfer LP	5.500%	6/1/2027	4,629	4,705
	Eni USA Inc.	7.300%	11/15/2027	1,750	1,850
[4]	EQT Corp.	3.125%	5/15/2026	1,122	1,117
	EQT Corp.	6.500%	7/1/2027	750	766
	EQT Corp.	3.900%	10/1/2027	7,760	7,724
	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/2027	4,863	4,745
	Kinder Morgan Inc.	4.300%	3/1/2028	1,554	1,562
	Marathon Petroleum Corp.	3.800%	4/1/2028	3,000	2,984
	MPLX LP	1.750%	3/1/2026	652	649

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MPLX LP	4.125%	3/1/2027	3,500	3,502
	MPLX LP	4.000%	3/15/2028	1,000	998
	Occidental Petroleum Corp.	5.000%	8/1/2027	2,565	2,613
	ONEOK Inc.	4.000%	7/13/2027	3,005	3,002
	ONEOK Inc.	4.250%	9/24/2027	13,162	13,205
	Ovintiv Inc.	5.375%	1/1/2026	7,911	7,911
	Ovintiv Inc.	5.650%	5/15/2028	1,000	1,029
	Phillips 66	3.900%	3/15/2028	1,128	1,124
	Phillips 66 Co.	4.950%	12/1/2027	1,128	1,146
	Phillips 66 Co.	3.750%	3/1/2028	4,164	4,134
	SA Global Sukuk Ltd.	1.602%	6/17/2026	10,097	9,975
	Sabine Pass Liquefaction LLC	5.000%	3/15/2027	2,528	2,545
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	7,747	7,754
[4]	Schlumberger Holdings Corp.	4.500%	5/15/2028	12,950	13,055
[11]	Southern Gas Corridor CJSC	6.875%	3/24/2026	8,704	8,755
	Spectra Energy Partners LP	3.375%	10/15/2026	5,599	5,572
	Targa Resources Corp.	5.200%	7/1/2027	6,863	6,973
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.000%	1/15/2028	7,505	7,509
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/2027	1,500	1,554
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	1,250	1,248
	Williams Cos. Inc.	5.400%	3/2/2026	3,866	3,875
	Williams Cos. Inc.	3.750%	6/15/2027	8,448	8,414
					250,994
Financials (30.4%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/2026	8,100	8,086
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	4/3/2026	2,500	2,501
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/2026	13,032	12,862
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.100%	1/15/2027	1,686	1,718
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.450%	4/15/2027	5,813	5,973
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/2027	8,366	8,315
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/2027	6,274	6,328
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	4/1/2028	1,750	1,779
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/2028	500	518
	Aflac Inc.	2.875%	10/15/2026	5,225	5,183
	Air Lease Corp.	2.875%	1/15/2026	3,198	3,195
	Air Lease Corp.	3.750%	6/1/2026	5,200	5,188
	Air Lease Corp.	5.300%	6/25/2026	9,000	9,043
	Air Lease Corp.	1.875%	8/15/2026	12,667	12,478
	Air Lease Corp.	3.625%	4/1/2027	3,879	3,850
	Air Lease Corp.	3.625%	12/1/2027	2,578	2,549
	Air Lease Corp.	5.850%	12/15/2027	625	643
	Air Lease Corp.	5.300%	2/1/2028	750	764
	Allstate Corp.	3.280%	12/15/2026	4,970	4,943
	American Express Co.	3.300%	5/3/2027	750	745
	American Express Co.	5.389%	7/28/2027	9,553	9,626
	American Express Co.	5.043%	7/26/2028	1,000	1,017
[6]	American Express Co., SOFR + 0.810%	4.747%	7/20/2029	13,650	13,659
[6]	American Express Co., SOFR + 0.930%	4.828%	7/26/2028	14,080	14,133
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/2027	3,540	3,487
	Ares Capital Corp.	2.150%	7/15/2026	6,152	6,078
	Ares Capital Corp.	7.000%	1/15/2027	5,411	5,545
[4]	Athene Global Funding	5.684%	2/23/2026	3,002	3,008
[4]	Athene Global Funding	5.620%	5/8/2026	29,830	29,958
[4]	Athene Global Funding	4.950%	1/7/2027	2,660	2,680
[4,6]	Athene Global Funding, SOFR + 1.000%	4.725%	9/18/2028	25,000	25,058
[4,6]	Athene Global Funding, SOFR + 1.030%	4.805%	8/27/2026	7,850	7,873
	Australia & New Zealand Banking Group Ltd.	4.750%	1/18/2027	3,310	3,342
	Banco Santander SA	4.250%	4/11/2027	750	752
	Banco Santander SA	5.294%	8/18/2027	5,255	5,352
	Banco Santander SA	1.722%	9/14/2027	2,400	2,360
	Banco Santander SA	3.800%	2/23/2028	784	778
	Banco Santander SA	4.175%	3/24/2028	1,500	1,501
	Banco Santander SA	5.365%	7/15/2028	2,260	2,303
	Banco Santander SA	5.588%	8/8/2028	500	518
	Banco Santander SA	6.607%	11/7/2028	1,000	1,067
[6]	Banco Santander SA, SOFR + 1.120%	5.097%	7/15/2028	10,200	10,259
	Bank of America Corp.	5.080%	1/20/2027	337	337
	Bank of America Corp.	1.658%	3/11/2027	23,000	22,889
	Bank of America Corp.	3.559%	4/23/2027	410	409

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	1.734%	7/22/2027	11,594	11,445
	Bank of America Corp.	4.183%	11/25/2027	1,000	1,002
	Bank of America Corp.	3.705%	4/24/2028	5,000	4,977
	Bank of America Corp.	4.948%	7/22/2028	7,461	7,566
	Bank of America Corp.	6.204%	11/10/2028	2,000	2,078
	Bank of America Corp.	3.419%	12/20/2028	16,304	16,114
	Bank of America Corp.	4.979%	1/24/2029	1,735	1,767
	Bank of America Corp.	5.202%	4/25/2029	1,470	1,506
[6]	Bank of America Corp., SOFR + 0.830%	4.718%	1/24/2029	11,000	11,016
	Bank of Montreal	1.250%	9/15/2026	750	736
	Bank of Montreal	5.370%	6/4/2027	1,000	1,021
	Bank of Montreal	4.700%	9/14/2027	750	760
	Bank of Montreal	4.062%	9/22/2028	19,000	19,007
	Bank of Montreal	5.004%	1/27/2029	500	509
[6]	Bank of Montreal, SOFR + 0.750%	4.475%	9/22/2028	36,000	36,026
[6]	Bank of Montreal, SOFR + 0.860%	4.756%	1/27/2029	13,334	13,355
	Bank of New York Mellon	4.729%	4/20/2029	3,000	3,049
	Bank of New York Mellon Corp.	4.441%	6/9/2028	8,782	8,848
	Bank of New York Mellon Corp.	3.992%	6/13/2028	10,967	10,976
[6]	Bank of New York Mellon Corp., SOFR + 0.830%	4.760%	7/21/2028	22,500	22,559
	Bank of Nova Scotia	4.404%	9/8/2028	6,015	6,049
	Bank of Nova Scotia	4.043%	9/15/2028	4,740	4,740
[6]	Bank of Nova Scotia, SOFR + 0.760%	4.483%	9/15/2028	21,284	21,290
[6]	Bank of Nova Scotia, SOFR + 0.890%	4.699%	2/14/2029	24,966	25,000
[4]	Banque Federative du Credit Mutuel SA	5.896%	7/13/2026	9,239	9,333
[4]	Banque Federative du Credit Mutuel SA	4.753%	7/13/2027	10,400	10,512
[4]	BNP Paribas SA	3.500%	11/16/2027	1,420	1,405
[4]	BNP Paribas SA	1.904%	9/30/2028	485	467
[4,6]	BNP Paribas SA, SOFR + 1.430%	5.255%	5/9/2029	5,450	5,507
[4]	BPCE SA	5.100%	1/26/2026	5,630	5,634
	BPCE SA	3.375%	12/2/2026	1,500	1,493
[4]	BPCE SA	4.750%	7/19/2027	6,750	6,826
[4]	BPCE SA	3.500%	10/23/2027	500	495
	Brookfield Finance Inc.	4.250%	6/2/2026	3,474	3,475
	Brookfield Finance Inc.	3.900%	1/25/2028	4,384	4,371
	Brown & Brown Inc.	4.600%	12/23/2026	16,182	16,265
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	4,995	5,091
	Canadian Imperial Bank of Commerce	4.862%	1/13/2028	27,110	27,325
	Canadian Imperial Bank of Commerce	4.243%	9/8/2028	5,260	5,280
[6]	Canadian Imperial Bank of Commerce, SOFR + 0.800%	4.540%	9/8/2028	15,349	15,370
[6]	Canadian Imperial Bank of Commerce, SOFR + 0.930%	4.658%	9/11/2027	13,140	13,177
	Cboe Global Markets Inc.	3.650%	1/12/2027	3,619	3,611
	Charles Schwab Corp.	5.875%	8/24/2026	500	505
	Charles Schwab Corp.	3.200%	3/2/2027	3,003	2,980
	Charles Schwab Corp.	2.450%	3/3/2027	6,843	6,741
	Charles Schwab Corp.	3.300%	4/1/2027	1,000	994
	Citibank NA	4.576%	5/29/2027	2,500	2,526
	Citibank NA	4.876%	11/19/2027	10,500	10,577
	Citigroup Inc.	3.200%	10/21/2026	2,500	2,486
	Citigroup Inc.	1.122%	1/28/2027	482	481
	Citigroup Inc.	3.887%	1/10/2028	1,471	1,468
	Citigroup Inc.	3.070%	2/24/2028	7,445	7,361
	Citigroup Inc.	4.643%	5/7/2028	12,327	12,427
	Citigroup Inc.	3.668%	7/24/2028	9,227	9,171
	Citigroup Inc.	3.520%	10/27/2028	15,215	15,083
	Citigroup Inc.	4.786%	3/4/2029	6,000	6,088
[6]	Citigroup Inc., SOFR + 0.870%	4.610%	3/4/2029	12,400	12,403
[6,10]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.900%	5.459%	4/14/2032	2,330	1,574
[4,6]	Commonwealth Bank of Australia, SOFR + 0.640%	4.411%	3/14/2028	9,129	9,172
[4]	Cooperatieve Rabobank UA	4.655%	8/22/2028	3,635	3,671
[6]	Cooperatieve Rabobank UA, SOFR + 0.620%	4.395%	8/28/2026	1,621	1,624
	Corebridge Financial Inc.	3.650%	4/5/2027	22,377	22,246
[4]	Corebridge Global Funding	5.350%	6/24/2026	9,370	9,430
[4]	Corebridge Global Funding	5.750%	7/2/2026	6,210	6,264
[4,6]	Corebridge Global Funding, SOFR + 0.750%	4.744%	1/7/2028	9,000	9,002
[4]	Credit Agricole SA	5.589%	7/5/2026	1,708	1,722
[4]	Credit Agricole SA	4.631%	9/11/2028	5,590	5,635
[4,6]	Credit Agricole SA, SOFR + 1.130%	5.109%	1/9/2029	7,390	7,419
	Deutsche Bank AG	5.373%	1/10/2029	750	765
	Eaton Vance Corp.	3.500%	4/6/2027	2,840	2,826

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Equifax Inc.	5.100%	12/15/2027	2,115	2,156
[4]	Equitable America Global Funding	3.950%	9/15/2027	4,722	4,714
[4,6]	Equitable America Global Funding, SOFR + 0.710%	4.433%	9/15/2027	9,722	9,719
[4]	Equitable Financial Life Global Funding	1.400%	8/27/2027	445	427
	Equitable Holdings Inc.	4.350%	4/20/2028	8,166	8,200
	Fifth Third Bank NA	4.967%	1/28/2028	6,060	6,116
[6]	Fifth Third Bank NA, SOFR + 0.810%	4.698%	1/28/2028	9,960	9,974
	Fiserv Inc.	5.150%	3/15/2027	1,530	1,546
	Fiserv Inc.	5.450%	3/2/2028	1,750	1,792
[4]	GA Global Funding Trust	4.400%	9/23/2027	1,469	1,474
	GATX Corp.	3.250%	9/15/2026	5,343	5,311
	GATX Corp.	3.850%	3/30/2027	789	786
	Global Payments Inc.	1.200%	3/1/2026	200	199
	Global Payments Inc.	4.800%	4/1/2026	2,684	2,684
	Global Payments Inc.	2.150%	1/15/2027	5,340	5,226
	Global Payments Inc.	4.950%	8/15/2027	2,557	2,587
	Goldman Sachs Bank USA	5.283%	3/18/2027	21,870	21,918
	Goldman Sachs Group Inc.	1.431%	3/9/2027	6,930	6,895
	Goldman Sachs Group Inc.	1.948%	10/21/2027	750	737
	Goldman Sachs Group Inc.	2.640%	2/24/2028	9,917	9,763
	Goldman Sachs Group Inc.	3.615%	3/15/2028	5,840	5,807
	Goldman Sachs Group Inc.	3.691%	6/5/2028	1,500	1,492
	Goldman Sachs Group Inc.	4.223%	5/1/2029	1,680	1,683
[6]	Goldman Sachs Group Inc., SOFR + 0.920%	4.850%	10/21/2029	10,000	9,991
[4]	HPS Corporate Lending Fund	5.300%	6/5/2027	16,619	16,722
	HPS Corporate Lending Fund	5.450%	1/14/2028	1,000	1,012
	HSBC Holdings plc	4.041%	3/13/2028	12,464	12,448
	HSBC Holdings plc	5.597%	5/17/2028	11,140	11,353
	HSBC Holdings plc	4.755%	6/9/2028	4,625	4,664
	HSBC Holdings plc	5.210%	8/11/2028	7,245	7,366
	HSBC Holdings plc	2.013%	9/22/2028	4,891	4,721
	HSBC Holdings plc	5.130%	11/19/2028	8,000	8,149
[6]	HSBC Holdings plc, SOFR + 1.030%	4.805%	3/3/2029	9,440	9,468
[6]	HSBC Holdings plc, SOFR + 1.040%	4.844%	11/19/2028	8,400	8,437
	HSBC USA Inc.	5.294%	3/4/2027	2,500	2,539
	Huntington National Bank	4.871%	4/12/2028	15,593	15,722
[6]	Huntington National Bank, SOFR + 0.720%	4.693%	4/12/2028	25,000	24,979
	ING Groep NV	3.950%	3/29/2027	6,290	6,288
	ING Groep NV	6.083%	9/11/2027	1,500	1,520
	ING Groep NV	4.017%	3/28/2028	8,378	8,379
	ING Groep NV	4.550%	10/2/2028	3,338	3,379
	ING Groep NV	4.858%	3/25/2029	1,000	1,015
	Intercontinental Exchange Inc.	3.100%	9/15/2027	300	296
	Intercontinental Exchange Inc.	4.000%	9/15/2027	500	501
	Invesco Finance plc	3.750%	1/15/2026	8,047	8,045
	Jefferies Financial Group Inc.	4.750%	8/11/2026	20,380	20,329
	JPMorgan Chase & Co.	2.947%	2/24/2028	2,675	2,643
	JPMorgan Chase & Co.	5.571%	4/22/2028	1,490	1,520
	JPMorgan Chase & Co.	4.323%	4/26/2028	3,990	4,006
	JPMorgan Chase & Co.	4.979%	7/22/2028	1,000	1,015
	JPMorgan Chase & Co.	4.915%	1/24/2029	1,300	1,324
[6]	JPMorgan Chase & Co., SOFR + 0.800%	4.702%	1/24/2029	20,480	20,513
[6]	JPMorgan Chase & Co., SOFR + 0.860%	4.773%	10/22/2028	21,436	21,522
[6]	JPMorgan Chase & Co., SOFR + 0.930%	4.843%	7/22/2028	9,000	9,048
	Lloyds Banking Group plc	3.750%	3/18/2028	750	747
	Lloyds Banking Group plc	4.375%	3/22/2028	6,799	6,841
	Lloyds Banking Group plc	3.574%	11/7/2028	5,350	5,306
	Lloyds Banking Group plc	5.871%	3/6/2029	2,000	2,073
[6]	Lloyds Banking Group plc, SOFR + 1.060%	4.849%	11/26/2028	16,257	16,338
	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	1,000	987
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	2,000	2,028
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	16,377	16,522
[6]	Marsh & McLennan Cos. Inc., SOFR + 0.700%	4.525%	11/8/2027	6,480	6,509
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/2027	6,100	6,016
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/2027	5,100	5,004
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/2028	1,447	1,421
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	850	850
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	2,788	2,829
	Mizuho Financial Group Inc.	1.234%	5/22/2027	10,763	10,643
	Mizuho Financial Group Inc.	1.554%	7/9/2027	7,600	7,501

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Moody's Corp.	3.250%	1/15/2028	1,500	1,481
	Morgan Stanley	5.050%	1/28/2027	1,039	1,040
	Morgan Stanley	1.512%	7/20/2027	3,580	3,530
	Morgan Stanley	6.296%	10/18/2028	2,850	2,960
	Morgan Stanley	3.772%	1/24/2029	2,439	2,425
	Morgan Stanley	4.994%	4/12/2029	1,000	1,020
	Morgan Stanley	5.164%	4/20/2029	500	511
	Morgan Stanley Bank NA	4.447%	10/15/2027	1,175	1,179
	Morgan Stanley Bank NA	5.504%	5/26/2028	1,970	2,009
	Morgan Stanley Bank NA	5.016%	1/12/2029	1,745	1,778
[6]	Morgan Stanley Bank NA, SOFR + 0.900%	4.873%	1/12/2029	23,000	23,083
[6]	Morgan Stanley Bank NA, SOFR + 0.940%	4.886%	7/14/2028	10,705	10,749
	Morgan Stanley Private Bank NA	4.466%	7/6/2028	15,340	15,444
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	11,000	11,032
	National Bank of Canada	4.702%	3/5/2027	21,880	21,897
	National Bank of Canada	5.600%	7/2/2027	9,145	9,212
	National Bank of Canada	4.950%	2/1/2028	19,970	20,166
[4]	Nationwide Building Society	4.850%	7/27/2027	3,085	3,128
	NatWest Group plc	1.642%	6/14/2027	925	915
	NatWest Group plc	3.073%	5/22/2028	6,300	6,220
[4]	NatWest Markets plc	5.416%	5/17/2027	2,850	2,906
[4,6]	NatWest Markets plc, SOFR + 0.800%	4.629%	11/6/2028	7,250	7,255
	Nomura Holdings Inc.	1.653%	7/14/2026	8,100	7,997
	Nomura Holdings Inc.	2.329%	1/22/2027	6,795	6,676
	Nomura Holdings Inc.	5.594%	7/2/2027	10,240	10,459
	Nomura Holdings Inc.	5.386%	7/6/2027	6,115	6,222
[6]	PayPal Holdings Inc., SOFR + 0.670%	4.410%	3/6/2028	11,500	11,535
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.750%	5/24/2026	6,064	6,093
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.700%	6/15/2026	2,678	2,646
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.400%	11/15/2026	756	751
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	1/12/2027	2,360	2,385
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.700%	2/1/2028	1,455	1,497
	PNC Bank NA	3.100%	10/25/2027	2,250	2,223
	PNC Bank NA	4.429%	7/21/2028	10,885	10,959
	PNC Bank NA	4.050%	7/26/2028	1,000	1,001
	PNC Financial Services Group Inc.	3.150%	5/19/2027	2,721	2,695
	PNC Financial Services Group Inc.	5.102%	7/23/2027	12,301	12,370
	PNC Financial Services Group Inc.	6.615%	10/20/2027	24,500	24,984
	PNC Financial Services Group Inc.	5.582%	6/12/2029	1,000	1,037
	Principal Financial Group Inc.	3.100%	11/15/2026	2,064	2,049
	Progressive Corp.	2.500%	3/15/2027	1,000	985
	Reinsurance Group of America Inc.	3.950%	9/15/2026	500	500
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	3,810	3,778
	Royal Bank of Canada	6.000%	11/1/2027	500	519
	Royal Bank of Canada	4.715%	3/27/2028	8,000	8,068
	Royal Bank of Canada	4.522%	10/18/2028	812	820
	Royal Bank of Canada	3.995%	11/3/2028	20,218	20,242
	Royal Bank of Canada	4.965%	1/24/2029	6,625	6,745
[6]	Royal Bank of Canada, SOFR + 0.790%	4.698%	7/23/2027	1,720	1,724
[6]	Royal Bank of Canada, SOFR + 0.830%	4.732%	1/24/2029	8,772	8,786
[6]	Royal Bank of Canada, SOFR + 0.860%	4.797%	10/18/2028	20,000	20,068
[4]	Societe Generale SA	5.250%	2/19/2027	7,800	7,888
[4,6]	Standard Chartered plc, SOFR + 1.240%	5.170%	1/21/2029	4,980	5,014
	State Street Corp.	4.543%	4/24/2028	5,485	5,531
	State Street Corp.	4.530%	2/20/2029	4,000	4,051
[6]	State Street Corp., SOFR + 0.640%	4.553%	10/22/2027	5,500	5,518
	Suci Second Investment Co.	4.375%	9/10/2027	13,654	13,674
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/2026	1,975	1,995
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/2026	7,285	7,152
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/2027	500	495
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	1,000	1,030
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	5,490	5,186
[4,6]	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.750%	4.533%	9/11/2028	9,640	9,662
[4,6]	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.980%	4.765%	9/10/2027	13,140	13,246
[4]	Swedbank AB	5.337%	9/20/2027	1,000	1,022
	Toronto-Dominion Bank	5.532%	7/17/2026	3,464	3,492
	Toronto-Dominion Bank	4.568%	12/17/2026	36,000	36,220
	Toronto-Dominion Bank	4.980%	4/5/2027	607	615
	Toronto-Dominion Bank	4.108%	6/8/2027	4,053	4,063
	Toronto-Dominion Bank	4.693%	9/15/2027	5,634	5,706

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toronto-Dominion Bank	5.156%	1/10/2028	2,568	2,628
	Toronto-Dominion Bank	4.861%	1/31/2028	3,205	3,259
	Toronto-Dominion Bank	4.109%	10/13/2028	2,000	2,004
[6]	Toronto-Dominion Bank, SOFR + 0.750%	4.720%	10/13/2028	14,000	14,009
[6]	Toronto-Dominion Bank, SOFR + 0.820%	4.682%	1/31/2028	6,364	6,387
	Trinity Acquisition plc	4.400%	3/15/2026	8,392	8,392
	Truist Bank	4.671%	5/20/2027	13,513	13,538
	Truist Bank	4.420%	7/24/2028	39,637	39,861
	Truist Bank	4.136%	10/23/2029	18,000	17,979
	Truist Financial Corp.	4.123%	6/6/2028	5,340	5,353
	Truist Financial Corp.	4.873%	1/26/2029	2,000	2,031
	Truist Financial Corp.	1.887%	6/7/2029	1,200	1,140
	UBS AG	4.864%	1/10/2028	11,540	11,635
[4]	UBS Group AG	4.125%	4/15/2026	3,380	3,381
[4]	UBS Group AG	5.711%	1/12/2027	3,478	3,479
[4]	UBS Group AG	1.305%	2/2/2027	8,580	8,558
[4]	UBS Group AG	1.494%	8/10/2027	4,500	4,427
[4]	UBS Group AG	3.869%	1/12/2029	7,200	7,160
[4,6]	UBS Group AG, SOFR + 0.840%	4.566%	12/23/2029	27,861	27,810
	US Bancorp	6.787%	10/26/2027	5,190	5,303
	US Bancorp	4.548%	7/22/2028	7,365	7,425
	US Bancorp	4.653%	2/1/2029	8,303	8,406
	US Bancorp	5.775%	6/12/2029	2,000	2,079
	US Bank NA	4.507%	10/22/2027	750	753
	US Bank NA	4.730%	5/15/2028	24,432	24,674
[6]	US Bank NA, SOFR + 0.690%	4.603%	10/22/2027	4,000	4,004
	Wells Fargo & Co.	3.000%	10/23/2026	5,048	5,013
	Wells Fargo & Co.	4.300%	7/22/2027	3,000	3,013
	Wells Fargo & Co.	4.900%	1/24/2028	24,280	24,491
	Wells Fargo & Co.	3.526%	3/24/2028	8,273	8,219
	Wells Fargo & Co.	5.707%	4/22/2028	10,718	10,939
	Wells Fargo & Co.	3.584%	5/22/2028	12,975	12,889
	Wells Fargo & Co.	2.393%	6/2/2028	7,500	7,328
	Wells Fargo & Co.	4.808%	7/25/2028	750	758
	Wells Fargo & Co.	4.970%	4/23/2029	4,760	4,849
[6]	Wells Fargo & Co., SOFR + 0.880%	4.603%	9/15/2029	1,591	1,592
	Willis North America Inc.	4.650%	6/15/2027	10,615	10,697
					2,054,836
Health Care (3.0%)
	AbbVie Inc.	2.950%	11/21/2026	6,447	6,401
	Amgen Inc.	3.200%	11/2/2027	554	547
	Amgen Inc.	5.150%	3/2/2028	9,218	9,432
	Amgen Inc.	1.650%	8/15/2028	3,010	2,837
	Baxter International Inc.	1.915%	2/1/2027	3,670	3,582
	Becton Dickinson & Co.	6.700%	12/1/2026	2,307	2,351
	Becton Dickinson & Co.	3.700%	6/6/2027	2,260	2,252
	Becton Dickinson & Co.	4.693%	2/13/2028	581	588
	Cardinal Health Inc.	4.700%	11/15/2026	3,529	3,552
	Cencora Inc.	3.450%	12/15/2027	870	863
	Cencora Inc.	4.625%	12/15/2027	3,000	3,038
	Cigna Group	1.250%	3/15/2026	4,439	4,413
	Cigna Group	3.400%	3/1/2027	1,500	1,491
	CVS Health Corp.	5.000%	2/20/2026	3,000	3,000
	CVS Health Corp.	2.875%	6/1/2026	21,294	21,180
	Elevance Health Inc.	4.500%	10/30/2026	7,300	7,334
	Elevance Health Inc.	3.650%	12/1/2027	7,404	7,369
	Elevance Health Inc.	4.101%	3/1/2028	7,049	7,059
	Elevance Health Inc.	4.000%	9/15/2028	21,385	21,351
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	17,000	17,497
	HCA Inc.	5.250%	6/15/2026	1,500	1,502
	HCA Inc.	5.375%	9/1/2026	3,250	3,255
	HCA Inc.	4.500%	2/15/2027	17,500	17,538
	HCA Inc.	3.125%	3/15/2027	2,500	2,474
	HCA Inc.	5.000%	3/1/2028	2,000	2,038
	HCA Inc.	5.200%	6/1/2028	2,000	2,050
	HCA Inc.	5.625%	9/1/2028	4,000	4,123
[6]	HCA Inc., SOFR + 0.870%	4.642%	3/1/2028	1,800	1,806
[4]	Highmark Inc.	1.450%	5/10/2026	2,700	2,670
	Laboratory Corp. of America Holdings	1.550%	6/1/2026	1,201	1,188

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Medtronic Global Holdings SCA	4.250%	3/30/2028	3,788	3,815
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/2026	3,748	3,725
	Solventum Corp.	5.450%	2/25/2027	6,664	6,760
	UnitedHealth Group Inc.	3.700%	5/15/2027	1,814	1,811
	Zimmer Biomet Holdings Inc.	4.700%	2/19/2027	21,624	21,802
	Zoetis Inc.	4.150%	8/17/2028	2,010	2,021
					204,715
Industrials (2.3%)
[4]	BAE Systems plc	5.000%	3/26/2027	8,039	8,136
	Boeing Co.	2.750%	2/1/2026	1,310	1,308
	Boeing Co.	2.196%	2/4/2026	1,470	1,467
	Boeing Co.	2.700%	2/1/2027	4,641	4,574
	Boeing Co.	5.040%	5/1/2027	15,765	15,927
	Boeing Co.	6.259%	5/1/2027	1,820	1,868
	Boeing Co.	3.250%	3/1/2028	7,000	6,869
[10]	Brisbane Airport Corp. Pty Ltd.	3.100%	6/30/2026	1,550	1,028
	Caterpillar Financial Services Corp.	2.400%	8/9/2026	682	676
	CNH Industrial Capital LLC	4.500%	10/8/2027	7,124	7,166
	CSX Corp.	3.250%	6/1/2027	750	744
[4]	Daimler Truck Finance North America LLC	5.150%	1/16/2026	3,848	3,850
[4]	Daimler Truck Finance North America LLC	5.000%	1/15/2027	5,075	5,125
[4]	Daimler Truck Finance North America LLC	5.125%	9/25/2027	3,325	3,377
	Honeywell International Inc.	1.100%	3/1/2027	500	485
	Honeywell International Inc.	4.650%	7/30/2027	7,965	8,066
	Honeywell International Inc.	4.950%	2/15/2028	1,000	1,021
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	4,249	4,204
	Ingersoll Rand Inc.	5.197%	6/15/2027	16,179	16,443
	Johnson Controls International plc	3.900%	2/14/2026	1,940	1,939
[10]	Lonsdale Finance Pty Ltd.	2.450%	11/20/2026	8,620	5,647
	Northrop Grumman Corp.	3.200%	2/1/2027	5,320	5,283
	Northrop Grumman Corp.	3.250%	1/15/2028	3,000	2,960
	PACCAR Financial Corp.	4.500%	11/25/2026	500	503
	PACCAR Financial Corp.	5.000%	5/13/2027	989	1,005
	Parker-Hannifin Corp.	3.250%	3/1/2027	500	496
[10]	Qantas Airways Ltd.	4.750%	10/12/2026	1,410	941
	RTX Corp.	2.650%	11/1/2026	2,030	2,009
	RTX Corp.	3.125%	5/4/2027	18,255	18,065
	RTX Corp.	7.200%	8/15/2027	2,000	2,101
	Ryder System Inc.	2.900%	12/1/2026	2,000	1,981
	Ryder System Inc.	2.850%	3/1/2027	500	494
	Ryder System Inc.	5.650%	3/1/2028	2,122	2,190
	Southwest Airlines Co.	5.125%	6/15/2027	16,628	16,836
[10]	WSO Finance Pty Ltd.	4.500%	3/31/2027	4,580	3,055
[6,10]	WSO Finance Pty Ltd., 3M Australian Bank Bill Rate + 2.000%	5.559%	7/14/2026	780	521
					158,360
Materials (1.7%)
	ArcelorMittal SA	6.550%	11/29/2027	4,770	4,966
	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	7,511	7,436
	Ecolab Inc.	2.700%	11/1/2026	1,230	1,219
	Freeport-McMoRan Inc.	4.125%	3/1/2028	1,541	1,537
[4]	Glencore Funding LLC	4.000%	3/27/2027	10,534	10,525
[4]	Glencore Funding LLC	3.875%	10/27/2027	5,022	5,006
[4,6]	Glencore Funding LLC, SOFR + 0.750%	4.477%	10/1/2026	24,000	24,026
	LYB International Finance II BV	3.500%	3/2/2027	1,000	995
	Mosaic Co.	4.050%	11/15/2027	7,256	7,257
	Nucor Corp.	4.300%	5/23/2027	1,000	1,007
	Nutrien Ltd.	4.000%	12/15/2026	2,659	2,659
	Nutrien Ltd.	4.500%	3/12/2027	4,680	4,707
	Nutrien Ltd.	5.200%	6/21/2027	3,335	3,391
	Nutrien Ltd.	4.900%	3/27/2028	4,314	4,391
	Owens Corning	3.400%	8/15/2026	1,200	1,194
	Owens Corning	5.500%	6/15/2027	750	765
	Rio Tinto Finance USA plc	4.500%	3/14/2028	1,000	1,012
[6]	Rio Tinto Finance USA plc, SOFR + 0.840%	4.563%	3/14/2028	8,970	9,038
	Sherwin-Williams Co.	3.450%	6/1/2027	2,052	2,037
	Sherwin-Williams Co.	4.550%	3/1/2028	3,300	3,339
	Sonoco Products Co.	4.450%	9/1/2026	9,414	9,429
	Sonoco Products Co.	2.250%	2/1/2027	3,719	3,646
	Steel Dynamics Inc.	1.650%	10/15/2027	2,000	1,922

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	WRKCo Inc.	4.000%	3/15/2028	1,067	1,064
					112,568
Real Estate (4.3%)
	Alexandria Real Estate Equities Inc.	3.800%	4/15/2026	750	749
	Alexandria Real Estate Equities Inc.	3.950%	1/15/2027	6,951	6,932
	American Homes 4 Rent LP	4.250%	2/15/2028	4,014	4,024
	American Tower Corp.	1.600%	4/15/2026	7,022	6,970
	American Tower Corp.	3.375%	10/15/2026	2,324	2,312
	American Tower Corp.	2.750%	1/15/2027	3,962	3,910
	American Tower Corp.	3.125%	1/15/2027	1,191	1,180
	American Tower Corp.	3.650%	3/15/2027	6,000	5,972
	American Tower Corp.	3.550%	7/15/2027	8,719	8,657
	American Tower Corp.	3.600%	1/15/2028	4,750	4,705
	American Tower Corp.	1.500%	1/31/2028	4,000	3,795
	American Tower Corp.	5.500%	3/15/2028	4,725	4,860
	AvalonBay Communities Inc.	3.350%	5/15/2027	1,000	992
	AvalonBay Communities Inc.	3.200%	1/15/2028	831	819
	Boston Properties LP	3.650%	2/1/2026	6,036	6,027
	Boston Properties LP	6.750%	12/1/2027	1,250	1,308
	Brixmor Operating Partnership LP	4.125%	6/15/2026	8,200	8,193
	Brixmor Operating Partnership LP	2.250%	4/1/2028	2,285	2,193
[10]	BWP Property Group Ltd.	3.300%	4/10/2026	1,970	1,311
	Camden Property Trust	5.850%	11/3/2026	1,625	1,649
	COPT Defense Properties LP	2.250%	3/15/2026	2,500	2,489
	Crown Castle Inc.	4.450%	2/15/2026	2,522	2,520
	Crown Castle Inc.	3.700%	6/15/2026	2,760	2,754
	Crown Castle Inc.	2.900%	3/15/2027	1,368	1,348
	Crown Castle Inc.	3.650%	9/1/2027	5,691	5,646
	CubeSmart LP	3.125%	9/1/2026	18,180	18,047
	Digital Realty Trust LP	3.700%	8/15/2027	5,051	5,025
	Digital Realty Trust LP	5.550%	1/15/2028	20,411	20,977
	DOC DR LLC	4.300%	3/15/2027	4,782	4,790
	DOC DR LLC	3.950%	1/15/2028	2,596	2,582
	Equinix Inc.	1.800%	7/15/2027	5,750	5,561
	Equinix Inc.	1.550%	3/15/2028	500	475
	ERP Operating LP	3.250%	8/1/2027	1,000	990
	Essex Portfolio LP	3.375%	4/15/2026	240	239
	Essex Portfolio LP	3.625%	5/1/2027	1,500	1,494
	Essex Portfolio LP	1.700%	3/1/2028	2,500	2,373
	Extra Space Storage LP	3.500%	7/1/2026	3,764	3,752
	Extra Space Storage LP	3.875%	12/15/2027	8,135	8,114
	Extra Space Storage LP	5.700%	4/1/2028	6,000	6,200
	Healthpeak OP LLC	3.250%	7/15/2026	500	498
	Healthpeak OP LLC	1.350%	2/1/2027	5,909	5,739
	Kimco Realty OP LLC	1.900%	3/1/2028	1,663	1,597
	Kite Realty Group LP	4.000%	10/1/2026	4,613	4,606
	Mid-America Apartments LP	3.600%	6/1/2027	11,645	11,611
	Mid-America Apartments LP	4.200%	6/15/2028	4,490	4,508
	NNN REIT Inc.	3.600%	12/15/2026	2,897	2,886
	Omega Healthcare Investors Inc.	4.500%	4/1/2027	23,432	23,512
	Omega Healthcare Investors Inc.	4.750%	1/15/2028	4,500	4,537
	Prologis LP	3.250%	10/1/2026	4,750	4,729
	Public Storage Operating Co.	1.500%	11/9/2026	1,000	980
	Public Storage Operating Co.	3.094%	9/15/2027	500	494
	Realty Income Corp.	4.450%	9/15/2026	5,250	5,255
	Realty Income Corp.	4.125%	10/15/2026	1,345	1,346
	Realty Income Corp.	3.950%	8/15/2027	5,770	5,773
	Rexford Industrial Realty LP	5.000%	6/15/2028	500	509
	Simon Property Group LP	3.250%	11/30/2026	8,291	8,247
	Simon Property Group LP	3.375%	6/15/2027	635	631
	Tanger Properties LP	3.875%	7/15/2027	3,369	3,351
	UDR Inc.	3.500%	7/1/2027	5,000	4,960
	Ventas Realty LP	4.125%	1/15/2026	1,766	1,766
	Ventas Realty LP	3.250%	10/15/2026	1,233	1,225
	Ventas Realty LP	3.850%	4/1/2027	2,800	2,794
	Ventas Realty LP	4.000%	3/1/2028	3,250	3,245
	Welltower OP LLC	4.250%	4/15/2028	1,500	1,510
	Weyerhaeuser Co.	4.750%	5/15/2026	3,846	3,854
	Weyerhaeuser Co.	6.950%	10/1/2027	2,005	2,101

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	WP Carey Inc.	4.250%	10/1/2026	2,711	2,714
					286,912
Technology (3.4%)
	Broadcom Inc.	5.050%	7/12/2027	9,673	9,841
	Cadence Design Systems Inc.	4.200%	9/10/2027	3,670	3,693
	Dell Inc.	7.100%	4/15/2028	500	531
	Dell International LLC / EMC Corp.	4.900%	10/1/2026	10,534	10,584
	Dell International LLC / EMC Corp.	5.250%	2/1/2028	1,555	1,590
	Dell International LLC / EMC Corp.	4.750%	4/1/2028	3,498	3,549
	Hewlett Packard Enterprise Co.	1.750%	4/1/2026	7,581	7,536
	Hewlett Packard Enterprise Co.	4.450%	9/25/2026	19,058	19,109
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	9,970	9,973
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	4,854	4,880
[6]	Hewlett Packard Enterprise Co., SOFR + 0.960%	4.683%	9/15/2028	5,500	5,516
	HP Inc.	1.450%	6/17/2026	750	741
	HP Inc.	3.000%	6/17/2027	6,561	6,462
	HP Inc.	4.750%	1/15/2028	6,689	6,770
	IBM International Capital Pte Ltd.	4.600%	2/5/2027	860	866
	Intel Corp.	4.875%	2/10/2026	2,250	2,250
	Intel Corp.	2.600%	5/19/2026	1,300	1,292
	Intel Corp.	3.750%	3/25/2027	5,740	5,715
	Intel Corp.	3.150%	5/11/2027	4,250	4,199
	Intel Corp.	3.750%	8/5/2027	8,680	8,632
	Intel Corp.	4.875%	2/10/2028	22,286	22,608
	International Business Machines Corp.	3.300%	1/27/2027	500	497
	International Business Machines Corp.	2.200%	2/9/2027	4,561	4,478
	International Business Machines Corp.	1.700%	5/15/2027	5,510	5,356
	International Business Machines Corp.	4.150%	7/27/2027	2,000	2,011
	International Business Machines Corp.	6.220%	8/1/2027	1,000	1,037
	Kyndryl Holdings Inc.	2.050%	10/15/2026	383	377
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/2026	12,811	12,796
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.150%	5/1/2027	1,855	1,835
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.400%	6/1/2027	4,750	4,770
	Oracle Corp.	2.650%	7/15/2026	7,608	7,541
	Oracle Corp.	3.250%	11/15/2027	5,500	5,387
	Oracle Corp.	2.300%	3/25/2028	19,172	18,287
	Oracle Corp.	4.800%	8/3/2028	1,680	1,688
[6]	Oracle Corp., SOFR + 0.760%	4.614%	8/3/2028	4,740	4,675
	Roper Technologies Inc.	3.800%	12/15/2026	1,464	1,461
	Synopsys Inc.	4.550%	4/1/2027	14,549	14,653
	Teledyne Technologies Inc.	2.250%	4/1/2028	625	601
	Workday Inc.	3.500%	4/1/2027	6,666	6,625
					230,412
Utilities (3.1%)
[10]	AGI Finance Pty Ltd.	2.119%	6/24/2027	3,960	2,548
	Ameren Corp.	5.700%	12/1/2026	3,150	3,193
	Ameren Corp.	1.950%	3/15/2027	6,751	6,595
	Ameren Corp.	1.750%	3/15/2028	560	532
	American Electric Power Co. Inc.	5.750%	11/1/2027	4,500	4,639
	American Electric Power Co. Inc.	3.200%	11/13/2027	2,459	2,424
	American Water Capital Corp.	2.950%	9/1/2027	3,500	3,449
	Arizona Public Service Co.	2.950%	9/15/2027	1,600	1,574
	Atmos Energy Corp.	3.000%	6/15/2027	4,470	4,424
[10]	Ausgrid Finance Pty Ltd.	1.814%	2/5/2027	5,710	3,695
[10]	AusNet Services Holdings Pty Ltd.	4.400%	8/16/2027	1,700	1,128
	Berkshire Hathaway Energy Co.	3.250%	4/15/2028	1,602	1,579
	CenterPoint Energy Houston Electric LLC	2.400%	9/1/2026	1,000	990
	CenterPoint Energy Inc.	1.450%	6/1/2026	1,000	989
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	1,356	1,390
	CMS Energy Corp.	3.000%	5/15/2026	1,000	996
	CMS Energy Corp.	3.450%	8/15/2027	2,750	2,725
	Commonwealth Edison Co.	2.950%	8/15/2027	1,858	1,833
[6]	Consolidated Edison Co. of New York Inc., SOFR + 0.520%	4.324%	11/18/2027	6,260	6,270
	Dominion Energy Inc.	1.450%	4/15/2026	976	969
	DTE Energy Co.	4.950%	7/1/2027	22,207	22,499
	Duke Energy Corp.	2.650%	9/1/2026	16,183	16,045
	Duke Energy Corp.	3.150%	8/15/2027	652	645
	Duke Energy Corp.	4.300%	3/15/2028	6,229	6,264
[4]	Evergy Missouri West Inc.	5.150%	12/15/2027	330	336

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eversource Energy	5.450%	3/1/2028	750	769
	FirstEnergy Corp.	3.900%	7/15/2027	20,900	20,831
	Florida Power & Light Co.	3.300%	5/30/2027	1,391	1,383
	ITC Holdings Corp.	3.250%	6/30/2026	6,838	6,807
	ITC Holdings Corp.	3.350%	11/15/2027	4,932	4,876
[4]	Jersey Central Power & Light Co.	4.150%	1/15/2029	2,800	2,797
	National Fuel Gas Co.	5.500%	10/1/2026	2,452	2,477
	National Rural Utilities Cooperative Finance Corp.	4.750%	2/7/2028	1,089	1,106
[10]	Network Finance Co. Pty Ltd.	2.250%	11/11/2026	4,080	2,670
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/2027	1,000	979
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/2027	3,711	3,690
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	2,478	2,506
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	9,205	9,314
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	3,010	3,066
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/2028	5,750	5,859
	NiSource Inc.	3.490%	5/15/2027	560	557
	Pinnacle West Capital Corp.	4.900%	5/15/2028	1,827	1,861
	PPL Capital Funding Inc.	3.100%	5/15/2026	7,520	7,492
	Sempra	5.400%	8/1/2026	8,401	8,453
	Sempra	3.250%	6/15/2027	1,240	1,226
	Southern California Edison Co.	4.400%	9/6/2026	2,225	2,228
[10]	United Energy Distribution Pty Ltd.	2.200%	10/29/2026	2,190	1,435
[10]	Victoria Power Networks Finance Pty Ltd.	1.603%	4/21/2026	3,600	2,384
	Virginia Electric & Power Co.	2.950%	11/15/2026	500	496
	Virginia Electric & Power Co.	3.750%	5/15/2027	750	749
[5]	Virginia Power Fuel Securitization LLC	5.088%	5/1/2029	1,703	1,714
[4]	Vistra Operations Co. LLC	5.050%	12/30/2026	1,540	1,551
[4]	Vistra Operations Co. LLC	3.700%	1/30/2027	790	785
	WEC Energy Group Inc.	4.750%	1/9/2026	293	293
	WEC Energy Group Inc.	5.600%	9/12/2026	414	418
	WEC Energy Group Inc.	1.375%	10/15/2027	6,727	6,433
	Wisconsin Power & Light Co.	3.050%	10/15/2027	3,655	3,599
					208,535
Total Corporate Bonds (Cost $4,220,127)					4,241,589
Sovereign Bonds (2.3%)
[4]	Caisse d'Amortissement de la Dette Sociale	4.875%	9/19/2026	13,117	13,212
	Caisse d'Amortissement de la Dette Sociale	4.250%	1/24/2027	8,199	8,235
	CDP Financial Inc.	1.000%	5/26/2026	4,800	4,746
[4]	CDP Financial Inc.	1.000%	5/26/2026	5,500	5,438
	Dominican Republic	5.950%	1/25/2027	6,775	6,849
[5]	Dominican Republic	8.625%	4/20/2027	1,010	1,043
	Kingdom of Morocco	2.375%	12/15/2027	1,855	1,782
	Kingdom of Saudi Arabia	3.250%	10/26/2026	5,240	5,210
	Ontario Teachers' Finance Trust	0.875%	9/21/2026	11,550	11,315
	Province of Alberta	2.050%	8/17/2026	11,553	11,439
	Province of British Columbia	0.900%	7/20/2026	22,878	22,518
	Republic of Chile	2.750%	1/31/2027	4,455	4,384
	Republic of Guatemala	4.500%	5/3/2026	580	579
	Republic of Guatemala	4.375%	6/5/2027	2,218	2,202
	Republic of Paraguay	5.000%	4/15/2026	1,350	1,352
	Republic of Poland	3.250%	4/6/2026	9,302	9,280
[12]	Republic of Serbia	3.125%	5/15/2027	6,586	7,698
	Republic of South Africa	4.875%	4/14/2026	2,490	2,490
	Republic of South Africa	4.850%	9/27/2027	7,130	7,220
[12]	State of Israel	5.000%	10/30/2026	8,142	9,737
[12]	State of Israel	1.500%	1/18/2027	1,095	1,269
	Sultanate of Oman	4.750%	6/15/2026	10,209	10,215
	Sultanate of Oman	5.375%	3/8/2027	1,609	1,627
	Sultanate of Oman	6.750%	10/28/2027	2,500	2,603
Total Sovereign Bonds (Cost $151,394)					152,443
				Shares
Temporary Cash Investments (5.0%)
Money Market Fund (0.5%)
[13]	Vanguard Market Liquidity Fund	3.780%		339,725	33,972

Ultra-Short Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (4.5%)
United States Treasury Bill	3.490%–3.499%	12/24/2026	314,503	304,085
Total Temporary Cash Investments (Cost $338,053)				338,057
Total Investments (99.4%) (Cost $6,676,299)				6,709,542
Other Assets and Liabilities—Net (0.6%)				42,618
Net Assets (100%)				6,752,160
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $287 have been segregated as collateral for open forward currency contracts.
2	Securities with a value of $1,661 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $3,046 have been segregated as initial margin for open futures contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate value was $1,722,935, representing 25.5% of net assets.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Security value determined using significant unobservable inputs.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2025.
10	Face amount denominated in Australian dollars.
11	Guaranteed by the Republic of Azerbaijan.
12	Face amount denominated in euro.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2026	33	6,890	(1)

Short Futures Contracts
5-Year U.S. Treasury Note	March 2026	(1,120)	(122,421)	396
Euro-Schatz	March 2026	(67)	(8,408)	8
				404
				403

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	3/18/2026	AUD	53	USD	36	—	—
Toronto-Dominion Bank	3/18/2026	USD	34,450	AUD	52,053	—	(289)
JPMorgan Chase Bank, N.A.	3/18/2026	USD	6,129	AUD	9,273	—	(60)

Ultra-Short Bond ETF
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	3/18/2026	USD	3,884	AUD	5,864	—	(30)
JPMorgan Chase Bank, N.A.	3/18/2026	USD	18,538	EUR	15,856	—	(164)
						—	(543)
AUD—Australian dollar.
EUR—euro.
USD—U.S. dollar.

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
12/22/2026	N/A	706,000	3.434[1]	(3.731)[2]	(144)	(116)
12/22/2027	N/A	244,000	3.731[3]	(3.278)[4]	209	179
					65	63
1	Interest payment received/(paid) at maturity.
2	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) at maturity.
3	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
4	Interest payment received/(paid) annually.

See accompanying Notes, which are an integral part of the Financial Statements.

Ultra-Short Bond ETF
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,642,327)	6,675,570
Affiliated Issuers (Cost $33,972)	33,972
Total Investments in Securities	6,709,542
Investment in Vanguard	152
Foreign Currency, at Value (Cost $164)	162
Receivables for Accrued Income	49,623
Receivables for Capital Shares Issued	1,006
Variation Margin Receivable—Futures Contracts	185
Variation Margin Receivable—Centrally Cleared Swap Contracts	6
Total Assets	6,760,676
Liabilities
Due to Custodian	136
Payables for Investment Securities Purchased	7,546
Payables to Vanguard	291
Unrealized Depreciation—Forward Currency Contracts	543
Total Liabilities	8,516
Net Assets	6,752,160
At December 31, 2025, net assets consisted of:

Paid-in Capital	6,738,299
Total Distributable Earnings (Loss)	13,861
Net Assets	6,752,160

Net Assets
Applicable to 135,550,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,752,160
Net Asset Value Per Share	$49.81

See accompanying Notes, which are an integral part of the Financial Statements.

Ultra-Short Bond ETF
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Interest[1]	259,448
Total Income	259,448
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,032
Management and Administrative	3,876
Marketing and Distribution	265
Custodian Fees	35
Auditing Fees	37
Shareholders’ Reports and Proxy Fees	155
Trustees’ Fees and Expenses	3
Other Expenses	18
Total Expenses	5,421
Net Investment Income	254,027
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	13,146
Futures Contracts	(6,193)
Options Purchased	(70)
Options Written	141
Swap Contracts	504
Forward Currency Contracts	(737)
Foreign Currencies	(57)
Realized Net Gain (Loss)	6,734
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	15,401
Futures Contracts	403
Options Purchased	(89)
Options Written	292
Swap Contracts	(371)
Forward Currency Contracts	(1,638)
Foreign Currencies	29
Change in Unrealized Appreciation (Depreciation)	14,027
Net Increase (Decrease) in Net Assets Resulting from Operations	274,788
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,216, ($10), and ($3), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $1,493 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Ultra-Short Bond ETF
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	254,027	225,219
Realized Net Gain (Loss)	6,734	15,360
Change in Unrealized Appreciation (Depreciation)	14,027	971
Net Increase (Decrease) in Net Assets Resulting from Operations	274,788	241,550
Distributions
Total Distributions	(253,166)	(226,200)
Capital Share Transactions
Issued	2,960,485	1,418,561
Issued in Lieu of Cash Distributions	—	—
Redeemed	(637,830)	(1,119,459)
Net Increase (Decrease) from Capital Share Transactions	2,322,655	299,102
Total Increase (Decrease)	2,344,277	314,452
Net Assets
Beginning of Period	4,407,883	4,093,431
End of Period	6,752,160	4,407,883

See accompanying Notes, which are an integral part of the Financial Statements.

Ultra-Short Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,				April 05 2021[1] to December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$49.58	$49.41	$48.95	$49.93	$50.00
Investment Operations
Net Investment Income[2]	2.335	2.553	2.237	.827	.138
Net Realized and Unrealized Gain (Loss) on Investments	.200	.176	.425	(1.044)	(.077)
Total from Investment Operations	2.535	2.729	2.662	(.217)	.061
Distributions
Dividends from Net Investment Income	(2.305)	(2.559)	(2.202)	(.763)	(.123)
Distributions from Realized Capital Gains	—	—	—	—	(.008)
Total Distributions	(2.305)	(2.559)	(2.202)	(.763)	(.131)
Net Asset Value, End of Period	$49.81	$49.58	$49.41	$48.95	$49.93
Total Return	5.22%	5.66%	5.56%	-0.43%	0.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,752	$4,408	$4,093	$3,265	$2,040
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]	0.10%[3]	0.10%[3]	0.10%[4]
Ratio of Net Investment Income to Average Net Assets	4.69%	5.15%	4.55%	1.68%	0.37%[4]
Portfolio Turnover Rate[5]	65%	62%	73%	73%	22%
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Ultra-Short Bond ETF
Notes to Financial Statements
Vanguard Ultra-Short Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the year ended December 31, 2025, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period.
The fund had no open swaption contracts at December 31, 2025.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
During the year ended December 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Ultra-Short Bond ETF
5. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended December 31, 2025, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
6. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended December 31, 2025, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 0% of net assets, based on the average of the notional amounts at each quarter-end during the period. The average amount of

Ultra-Short Bond ETF
investments in interest rate swaps represented 14% of net assets, based on the average of notional amounts at each quarter-end during the period.
The fund had no open credit default swap contracts at December 31, 2025.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the fund had contributed to Vanguard capital in the amount of $152,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Ultra-Short Bond ETF
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	188,594	—	188,594
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,779,519	9,340	1,788,859
Corporate Bonds	—	4,241,589	—	4,241,589
Sovereign Bonds	—	152,443	—	152,443
Temporary Cash Investments	33,972	304,085	—	338,057
Total	33,972	6,666,230	9,340	6,709,542
Derivative Financial Instruments
Assets
Futures Contracts[1]	404	—	—	404
Swap Contracts[1]	—	179	—	179
Total	404	179	—	583
Liabilities
Futures Contracts[1]	(1)	—	—	(1)
Forward Currency Contracts	—	(543)	—	(543)
Swap Contracts[1]	—	(116)	—	(116)
Total	(1)	(659)	—	(660)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At December 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	404	—	—	404
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	179	—	—	179
Total Assets	583	—	—	583

Unrealized Depreciation—Futures Contracts[1]	(1)	—	—	(1)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(116)	—	—	(116)
Unrealized Depreciation—Forward Currency Contracts	—	(543)	—	(543)
Total Liabilities	(117)	(543)	—	(660)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended December 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(6,193)	—	—	(6,193)
Options Purchased	(70)	—	—	(70)
Options Written	141	—	—	141
Swap Contracts	(37)	—	541	504
Forward Currency Contracts	—	(737)	—	(737)
Realized Net Gain (Loss) on Derivatives	(6,159)	(737)	541	(6,355)

Ultra-Short Bond ETF
Change in Unrealized Appreciation (Depreciation) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	403	—	—	403
Options Purchased	(89)	—	—	(89)
Options Written	292	—	—	292
Swap Contracts	(371)	—	—	(371)
Forward Currency Contracts	—	(1,638)	—	(1,638)
Change in Unrealized Appreciation (Depreciation) on Derivatives	235	(1,638)	—	(1,403)
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	1,487
Total Distributable Earnings (Loss)	(1,487)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,216
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	29,676
Capital Loss Carryforwards	(17,031)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	13,861
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	253,166	226,200
Long-Term Capital Gains	—	—
Total	253,166	226,200
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,679,957
Gross Unrealized Appreciation	30,635
Gross Unrealized Depreciation	(959)
Net Unrealized Appreciation (Depreciation)	29,676
F.	During the year ended December 31, 2025, the fund purchased $3,207,305,000 of investment securities and sold $2,232,554,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,291,863,000 and $1,104,029,000, respectively. In addition, the fund purchased and sold investment securities of $1,367,788,000 and $352,028,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.

Ultra-Short Bond ETF
G.	Capital shares issued and redeemed were:

	Year Ended December 31,
	2025 Shares (000)	2024 Shares (000)
Issued	59,500	28,650
Issued in Lieu of Cash Distributions	—	—
Redeemed	(12,850)	(22,600)
Net Increase (Decrease) in Shares Outstanding	46,650	6,050
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At December 31, 2025, one shareholder was the record or beneficial owner of 27% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Ultra-Short Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Ultra-Short Bond ETF (one of the funds constituting Vanguard Bond Index Funds, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the four years in the period ended December 31, 2025 and for the period April 5, 2021 (inception) through December 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the four years in the period ended December 31, 2025 and for the period April 5, 2021 (inception) through December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund hereby designates for the fiscal year $12,906,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 71.6%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Q9310 022026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

A majority of independent trustees of the board of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, Vanguard Long-Term Bond Index Fund, Vanguard Ultra-Short Bond ETF, Vanguard Inflation-Protected Securities Fund, Vanguard Total Bond Market Fund and Vanguard Total Bond Market II Fund have approved a restructuring of each fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that each fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VCM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 23, 2026

VANGUARD BOND INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: February 23, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), Incorporated by Reference.